As filed with the Securities and Exchange Commission on March 24, 2009

Registration No. 333-________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐     PRE-EFFECTIVE AMENDMENT NO.

☐   POST-EFFECTIVE AMENDMENT NO.

AMERICAN FUNDS MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

333 SOUTH HOPE STREET
LOS ANGELES, CA 90071

(Address of Principal Executive Offices)

(213) 486-9200

(Registrant’s Telephone Number)

Kristine M. Nishiyama

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071

(Name and Address of Agent for Service)

with copies to:

Michael J. Triessl Capital Research and Management Company 333 South Hope Street Los Angeles, CA 90071 Phone No.: (213) 486-9200 Fax No.: (213) 615-0430	Michael Glazer Paul, Hastings, Janofsky & Walker LLP 515 South Flower Street Los Angeles, CA 90071 Phone No.: (213) 683-6000 Fax No.: (213) 996-3207

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on April 23, 2009, or as soon thereafter as practicable, pursuant to a request for acceleration.

Title of Securities Being Registered: Class A, B, C, F-1, F-2, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3, R-4 and R-5 shares of beneficial interest, no par value, of American Funds Money Market Fund.  No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

PART A

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW

The Cash Management Trust of America
The U.S. Treasury Money Fund of America

333 South Hope Street

Los Angeles, CA 90071

April __, 2009

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of each of The Cash Management Trust of America (“CMTA”) and The U.S. Treasury Money Fund of America (“CTRS”) (each a “Fund” and together the “Funds”) will be held on June 15, 2009. The purpose of the meeting is to vote on an important proposal to reorganize and merge the Funds into American Funds Money Market Fund (the “Trust”).  As a shareholder, you have the opportunity to voice your opinion on the matters that materially affect your Fund.  In this proposed transaction, you would become a shareholder of the Trust and the value of your account in the Trust on the date of the closing of the transaction would be the same as the value of your CMTA and/or CTRS account immediately before the transaction.  Capital Research and Management Company is the investment adviser to the Trust and the Funds.

The Trustees of each of the Funds have carefully reviewed the proposed transaction and have determined that it is in the best interests of each Fund and its shareholders to reorganize the Funds into the Trust.  Therefore, the Board of Trustees of each of the Funds recommends that you vote “FOR” the proposals.  The Trust will provide shareholders with a money market fund that is intended to combine investment strategies from both Funds that the investment adviser feels addresses credit and interest rate risk considerations.  At the same time the Trust maintains customary money market fund features such as checkwriting.  As you know, in anticipation of this transaction, the Funds will be closed to new investors on May 1, 2009.  If either of the Fund’s shareholders do not approve the contemplated transaction, that Fund’s Board of Trustees and investment adviser will have to consider other strategic alternatives, including liquidating that Fund.

Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballot(s), for this special meeting.  The materials provide you with detailed information about the transaction, including the reasons why the Boards of Trustees of the Funds believe that this reorganization is in the best interests of each Fund and its shareholders.  The Boards of Trustees of the Funds urge you to vote in favor of this proposed reorganization.

Every vote counts!  We urge you to vote as soon as possible.  Your vote is important, regardless of the number of shares you own.  You are entitled to one vote for each dollar of net asset value that you own of each Fund on the record date (April 17, 2009).

To cast your vote, simply complete the proxy card(s) enclosed in this package for each Fund of which you are a shareholder.  Be sure to sign the card(s) before mailing it in the postage paid envelope included in this package.  You may also vote your shares by telephone or through the Internet.  If you have questions, please call us, toll free, at 1-800-xxx-xxxx.  We’ll be glad to help you get your vote in quickly.  Thank you for your participation in this important initiative.

Sincerely,

/s/

Paul G. Haaga

Vice Chairman of the Boards

Important information to help you understand and vote on the proposal

Please read the full text of the Combined Proxy Statement/Prospectus.  Below is a brief overview of the proposal to be voted upon.  Your vote is important.

What am I being asked to vote on?

You are being asked to vote on a reorganization and merger of The Cash Management Trust of America (“CMTA”) and The U.S. Treasury Money Fund of America (“CTRS”) into American Funds Money Market Fund (the “Trust”).  Specifically, you are being asked to approve an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) that provides for the transfer to the Trust of all the assets of each Fund in exchange solely for shares of beneficial interest of the Trust and the assumption by the Trust of all of the Fund’s liabilities.  Each Fund will then distribute such shares to its shareholders in liquidation of the Fund.

Have the Funds’ Boards of Trustees approved the reorganizations?

Yes.  The Board of Trustees of each of CMTA and CTRS has unanimously approved the proposal and recommends that you vote to approve it.

What are the reasons for and advantages of the proposed reorganization?

We believe that the Trust has the best investment attributes of both of the Funds, which will provide flexibility to adjust to changing market and interest rate environments.  Additionally, the Trust is organized as a Delaware statutory trust, while the Funds are organized as Massachusetts business trusts.  We believe that there are many advantages of the Delaware statutory trust over a Massachusetts business trust that will benefit shareholders in the long run, including flexibility and certainty on limitation of liability for shareholders.

Do the funds being merged have similar investment objectives and policies?

The Trust will have the same objectives as the Funds of providing shareholders with a way to earn income on cash reserves while preserving capital and maintaining liquidity.  Additionally, like the Funds, the Trust will operate as a money market fund seeking to preserve a $1.00 net asset value per share pursuant to Rule 2a-7 under the Investment Company Act of 1940.  However, the Trust will combine the investment policies of both of the Funds to afford it flexibility to achieve its objectives. The Trust will be able to invest in U.S. Treasury securities, securities issued by U.S. federal agencies, and other high quality money market instruments.

How do the expense structures of the Funds compare?

As more fully discussed below, the expense structure of the Trust is comparable to that of the Funds.  The estimated effective investment advisory fee for the Trust would be slightly lower than the current advisory fees for each of the Funds.

Will the investment manager for the Trust be the same as for the Funds?

Yes.  Capital Research and Management Company is the investment adviser to the Trust and the Funds.

Is the reorganization a taxable event for federal income tax purposes?

No. Typically a fund reorganization transaction does not result in a gain or loss for federal or state income tax purposes.

Will my investment be covered by the U.S. Treasury Department’s Temporary Guarantee Program for Money Markets after the reorganization?

Your investment will be covered under the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds to the same extent it was covered in either CMTA or CTRS before the reorganization. The Trust will assume the obligations of each Fund under its guarantee agreement, if such fund is participating in the program at the completion of the reorganization, and the Treasury will continue to guarantee investors that, if the Trust is liquidated, they will receive an amount equal to $1.00 per share for the lesser of (i) each share of CMTA or CTRS held in an account as of the close of business on September 19, 2008, and (ii) each share of the Trust held in the equivalent account that shareholder had in CMTA or CTRS on the date the Trust’s net asset value falls below $0.9950.

What if there are not enough votes of a Fund’s shareholders to approve the reorganization?

If there are not enough votes to approve a Fund’s proposal by the time of your shareholder meeting (June 15, 2009), the meeting may be adjourned to permit further solicitation of proxy votes.  If a Fund’s shareholders do not ultimately approve the proposal, that Fund’s Board of Trustees and investment adviser will have to consider other strategic alternatives for the Fund, including possibly liquidating the Fund. However, even in that case the other Fund will proceed with its reorganization if approved by its shareholders.

How many votes am I entitled to cast?

Each whole share of a Fund you held as of the close of business on the Record Date (April 17, 2009) is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote, at the Fund’s Special Meeting.

How do I vote my shares?

You can vote your shares by mail, Internet, telephone or attending the Special Meeting in person.  To vote by Internet (24 hours a day) please visit www.proxy-direct.com and follow the on-screen instructions.  To vote by telephone (24 hours a day) please call 1-866-241-6192 and follow the recorded instructions.  When voting by Internet or by telephone you will be required to enter the identifying number that appears on your proxy card(s).  You can vote by mail by completing, signing and dating the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope.  If you need assistance, or have any questions regarding the proposals or how to vote your shares, please call 1-800-xxx-xxxx.

You can help reduce shareholder costs by voting promptly.  Your vote is important, regardless of the number of shares you own.  Please take a few minutes to read the enclosed material and vote your shares.

How do I sign the proxy card?

When voting by Internet or telephone you will be required to enter the identifying number that appears on your proxy card.  If voting by mail please complete, sign and date the proxy card(s).  When signing the proxy card:

Individual accounts:  Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint accounts:  Either owner may sign, but the name of the person signing should conform exactly to the name shown in the registration.

All other accounts:  The person signing must indicate his or her capacity.  For example, a trustee for a trust or other entity should sign, “John Doe, Trustee.”

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
April __, 2009

To the shareholders:

Notice is given that meetings of shareholders (the “Special Meetings”) of The Cash Management Trust of America (“CMTA”) and The U.S. Treasury Money Fund of America (“CTRS”) (each a “Fund” and together the “Funds”) will be held on Monday, June 15, 2009, at the offices of the Capital Research and Management Company, 333 South Hope Street, 55th Floor, Los Angeles, California, at 1:00 p.m., Pacific time, and at any adjournment or adjournments thereof, for the following purposes:

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the Funds and American Funds Money Market Fund (the “Trust”).  The Agreement contemplates the transfer to the Trust of all the assets of each Fund in exchange solely for shares of beneficial interest of the Trust and the assumption by the Trust of all of the Funds’ liabilities.  The Agreement further contemplates the distribution of such shares to the shareholders of each Fund, and the liquidation and dissolution of the Fund.

2.	To consider and act upon any other business as may properly come before the Special Meetings and any adjournment or adjournments thereof.

The proposed business cannot be conducted for a Fund at its shareholder meeting unless the required quorum of its shares on April 17, 2009 (the “Record Date”) is present in person or by proxy. Therefore, please mark, sign, date and return the enclosed proxy card(s) or cast your vote by telephone or via the Internet as soon as possible. You may revoke your proxy at any time before its use. If you owned shares in more than one class on the Record Date, you may receive more than one proxy card. Please be certain to vote each proxy card you receive. Only shareholders of record at the close of business on the Record Date are entitled to notice of and to vote at the Special Meetings and any adjournment or adjournments thereof.

By order of the Boards of Trustees of CMTA and CTRS,

Kimberly S. Verdick
Secretary of The Cash Management Trust of America
Secretary of The U.S. Treasury Money Fund of America

Shareholders are invited to attend the meeting in person. However, you may vote prior to the meeting by telephone, the Internet or by returning the completed proxy card.  Your vote is important no matter how many shares you owned on the record date.

Important
You can help your Fund(s) avoid the expense of further proxy solicitation by promptly voting your shares using one of three convenient methods: (a) by calling the toll-free number as described in the enclosed insert; (b) by accessing the Internet website as described in the enclosed insert; or (c) by signing, dating and returning the proxy card(s) in the enclosed postage-paid envelope.

COMBINED PROXY STATEMENT/PROSPECTUS

RELATING TO THE ACQUISITION OF ASSETS OF EACH OF

THE CASH MANAGEMENT TRUST OF AMERICA
and
THE U.S. TREASURY MONEY FUND OF AMERICA

BY AND IN EXCHANGE FOR SHARES OF BENEFICIAL OWNERSHIP OF

AMERICAN FUNDS MONEY MARKET FUND

333 South Hope Street

Los Angeles, California 90071

1-800-xxx-xxxx

This Combined Proxy Statement/Prospectus is being furnished to shareholders of each of The Cash Management Trust of America (“CMTA”) and The U.S. Treasury Money Fund of America (“CTRS”) (each a “Fund” and together the “Funds”) in connection with the solicitation of proxies by, and on behalf of, each Fund’s Board of Trustees for use at a Special Meeting of shareholders of each Fund and at any adjournments thereof (each a “Special Meeting” and together the “Special Meetings”).  The Special Meetings of CMTA and CTRS will be held on June 15, 2009 at 1:00 p.m. Pacific time at the offices of Capital Research and Management Company, 333 South Hope Street, Los Angeles, California, 90071.

As more fully described in the Proxy Statement, the purpose of the Special Meetings is to vote on an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) relating to the proposed acquisition of CMTA and CTRS by American Funds Money Market Fund (the “Trust”).  As the context requires, the term “Reorganization” is used in this Combined Proxy Statement/Prospectus to describe the transactions contemplated by the Agreement with respect to either or both of the Funds.

 This Combined Proxy Statement/Prospectus relates to the proposed transfer to the Trust of all of the assets of each of CMTA and CTRS, in exchange for shares of beneficial interest of the Trust and the assumption by the Trust of each Fund’s liabilities.  The shares of the Trust will then be distributed to the shareholders of CMTA and CTRS in conjunction with the liquidation and dissolution of the Funds. As a result of the Reorganization, each shareholder of CMTA and CTRS would receive one share of beneficial interest of the Trust of the same share class for each share of beneficial interest such shareholder holds in CMTA and/or CTRS.

The Board of Trustees of each of the Funds believes that the Reorganization is in the best interest of each of the Funds and that the interests of the respective Fund’s shareholders will not be diluted as a result of the Reorganization.  If the Reorganization is approved, the investment advisory fees of the Trust immediately after the closing of the transaction are expected to be lower than the current investment advisory fees of CMTA and CTRS, as described in more detail below.  We expect the expense ratios for the Trust to be substantially similar to those of the Funds.

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds, the Trust and their shareholders.  The investment objectives of the Funds and the Trust are the same.  The Trust, like the Funds, has the objective of providing shareholders with a way to earn income on cash reserves while preserving capital and maintaining liquidity.  Additionally, like the Funds, the Trust will operate as a money market fund seeking to preserve a $1.00 net asset value per share, and it will operate pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Combined Proxy Statement/Prospectus sets forth concisely information about the Trust that shareholders of the Funds should know before investing and should be read and retained by investors for future reference.  Copies of the prospectus and retirement plan prospectus (together, the “prospectus”) for the Trust, dated April __, 2009 have been filed with the Securities and Exchange Commission (the “SEC”), are enclosed with this Combined Proxy Statement/Prospectus, and are incorporated by reference herein.

A Statement of Additional Information dated April __, 2009, relating to this Combined Proxy Statement/Prospectus, has been filed with the SEC and is incorporated by reference herein.  A Statement of Additional Information for the Trust dated April __, 2009, containing additional and more detailed information about the Trust, has been filed with the SEC and is incorporated by reference herein.

In addition, the prospectus and retirement plan prospectus (together, the “prospectus”) for CMTA and CTRS dated December 1, 2008, as supplemented to date, which have been previously delivered to shareholders, and the Statement of Additional Information for CMTA and CTRS, also dated December 1, 2008, as supplemented to date, have been filed with the SEC and are incorporated by reference herein.  The annual report for CMTA and CTRS for their fiscal years ended September 30, 2008, and the semi-annual report for CMTA and CTRS for the six months ended March 31, 2008, have been previously mailed to shareholders and filed with the SEC.

Copies of these documents are available without charge and can be obtained by writing to the secretary of the applicable Fund or the Trust at 333 South Hope Street, Los Angeles, California 90071or by calling American Funds Service Company, toll free, at 1-800-421-0180.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Combined Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUNDS OR THE TRUST IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY, EXCEPT PURSUANT TO AND IN AMOUNTS LIMITED BY THE U.S. TREASURY DEPARTMENT’S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS.  AN INVESTMENT IN THE FUNDS AND THE TRUST INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Combined Proxy Statement/Prospectus is dated April __, 2009.

APPENDICES

Appendix A – Form of Agreement and Plan of Reorganization and Liquidation
Appendix B – Comparison of Fundamental Investment Policies
Appendix C – Summary Comparison of Governing Documents and State Law

I. PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

A.	OVERVIEW

At a meeting held on March 19, 2009, the Board of Trustees of each of CMTA and CTRS, including all of the Trustees of each of the Fund’s Board who are not “interested persons” of the relevant Fund (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved an Agreement and Plan of Reorganization and Liquidation, a copy of which is attached to this proxy statement as Appendix A.  If the Reorganization is approved and implemented, shareholders of CMTA and CTRS will become shareholders of the Trust.  The Funds and the Trust have the same investment adviser, Capital Research and Management Company (“CRMC” or the “Investment Adviser”).  The Trust’s investment objectives are the same as the Funds’ and the Trust’s principal investment strategies are a blend of the investment strategies of the Funds, all as discussed in further detail below.

The Board of Trustees of CMTA recommends that the shareholders of CMTA vote “FOR” the Agreement and the resulting Reorganization.

The Board of Trustees of CTRS recommends that the shareholders of CTRS vote “FOR” the Agreement and the resulting Reorganization.

B.	COMPARISON FEE TABLE AND EXAMPLES

The following shareholders’ fees (paid directly from your investment) are the same for the Trust and the Funds.

	Class A1	Class B1,2	Class C1,2	Class 529-E2	Class F1,2,3	Class R4
Maximum initial sales charge on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum sales charge on reinvested dividends	none	none	none	none	none	none
Maximum contingent deferred sales charge	none	5.00%[5]	1.00%[6]	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
[1] Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 maintenance fee, which are not reflected in this table.
[2] This share class is not offered by CTRS.

[3] Includes class F-1, F-2 and 529-F-1 shares that are generally available only to fee-based programs of investment dealers that have special agreements with the applicable Fund’s distributor and to certain registered investment advisers.

[4] Includes class R-1, R-2, R-3, R-4 and R-5 shares (and class R-6 for the Trust). These share classes are generally available only to eligible retirement plans.
[5] The contingent deferred sales charge is reduced one year after purchase and eliminated after six years.
[6] The contingent deferred sales charge is eliminated one year after purchase.

The pro forma information in the following tables reflects annual fund operating expenses for the Trust pro forma for the merger of CMTA and CTRS into the Trust, the merger of only CMTA into the Trust and the merger of only CTRS into the Trust.

Pro forma for the merger of CMTA and CTRS into the Trust

	Class A	Class B	Class C	Class F-1	Class F-2
Gross Expense Ratios
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.09%	0.90%	1.00%	0.25%	none
Other expenses	0.12%	0.12%	0.18%	0.18%	0.17%
Total annual fund operating expenses*	0.48%	1.29%	1.45%	0.70%	0.44%
	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.11%	0.90%	1.00%	0.50%	0.00%
Other expenses	0.26%	0.26%	0.27%	0.27%	0.26%
Total annual fund operating expenses*	0.64%	1.43%	1.54%	1.04%	0.53%

	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Gross Expense Ratios
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.50%	0.25%	none
Other expenses	0.19%	0.47%	0.25%	0.18%	0.13%
Total annual fund operating expenses*	1.46%	1.49%	1.02%	0.70%	0.40%

Pro forma for the merger of CMTA into the Trust

	Class A	Class B	Class C	Class F-1	Class F-2
Gross Expense Ratios
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.10%	0.90%	1.00%	0.25%	none
Other expenses	0.13%	0.12%	0.18%	0.18%	0.17%
Total annual fund operating expenses*	0.50%	1.29%	1.45%	0.70%	0.44%
	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.11%	0.90%	1.00%	0.50%	0.00%
Other expenses	0.26%	0.26%	0.27%	0.27%	0.26%
Total annual fund operating expenses*	0.64%	1.43%	1.54%	1.04%	0.53%
	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.50%	0.25%	none
Other expenses	0.19%	0.47%	0.25%	0.19%	0.14%
Total annual fund operating expenses*	1.46%	1.49%	1.02%	0.71%	0.41%

Pro forma for the merger of CTRS into the Trust

	Class A	Class B	Class C	Class F-1	Class F-2
Gross Expense Ratios
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.08%	0.90%	1.00%	0.25%	none
Other expenses	0.08%	0.12%	0.18%	0.18%	0.18%
Total annual fund operating expenses*	0.44%	1.30%	1.46%	0.71%	0.46%
	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.11%	0.90%	1.00%	0.50%	0.00%
Other expenses	0.26%	0.26%	0.27%	0.27%	0.26%
Total annual fund operating expenses*	0.65%	1.44%	1.55%	1.05%	0.54%
	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.50%	0.25%	none
Other expenses	0.15%	0.42%	0.25%	0.19%	0.12%
Total annual fund operating expenses*	1.43%	1.45%	1.03%	0.72%	0.40%
*  Total annual fund operating expenses in the table do not reflect any reimbursements.

The following tables describe the annual fund operating expenses (deducted from fund assets) as of September 30, 2008 for CMTA and CTRS.

CMTA

	Class A	Class B	Class C	Class F-1	Class F-2
Gross Expense Ratios
Management fees[1]	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.08%	0.90%	1.00%	0.25%	none
Other expenses[2,3]	0.15%	0.12%	0.17%	0.19%	0.23%
Total annual fund operating expenses[1,3]	0.50%	1.29%	1.44%	0.71%	0.50%
	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[1]	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.10%	0.90%	1.00%	0.50%	0.00%
Other expenses[2,3]	0.27%	0.26%	0.26%	0.27%	0.26%
Total annual fund operating expenses[1,3]	0.64%	1.43%	1.53%	1.04%	0.53%
	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management fees[1]	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.50%	0.25%	none
Other expenses[2,3]	0.19%	0.49%	0.25%	0.19%	0.14%
Total annual fund operating expenses[1,3]	1.46%	1.51%	1.02%	0.71%	0.41%

CTRS

	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Gross Expense Ratios
Management fees[1]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.09%	1.00%	0.75%	0.50%	0.25%	none
Other expenses[2,3]	0.11%	0.18%	0.48%	0.28%	0.22%	0.15%
Total annual fund operating expenses[1,3]	0.49%	1.47%	1.52%	1.07%	0.76%	0.44%

1  The fund’s investment adviser waived a portion of its management fee from October 1, 2005 through December 21, 2008 for CMTA and from September 1, 2004 through December 31, 2008 for CTRS.  Management fees and total annual fund operating expenses in the table do not reflect any waiver.
2 Other expenses reflect an expense of 0.01% of the total net assets on September 19, 2008, for the initial fee incurred to participate in the Temporary Guarantee Program for Money Market Funds. Class F-2 shares of The Cash Management Trust did not incur this fee since such shares were initially sold on September 23, 2008, after the date for which the guarantee program is applicable. Subsequent to the period shown, the Funds incurred further expense to participate in the extension of the Program through April 30, 2009.
3 The investment adviser reimbursed certain expenses of certain share classes.  Other expenses and total annual fund operating expenses in the table do not reflect any reimbursements.

Examples

The examples below are intended to help you compare the cost of investing in each of the Funds with the cost of investing in the Trust.  The examples assume that you invest $10,000 in the specified Fund or Trust for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the operating expenses remain the same as shown above.  The examples do not reflect the impact of any fee waivers or expense reimbursements.  The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.  Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be as shown in the respective table below (footnotes for all tables appear after the final table).

 Pro forma for the merger of CMTA and CTRS into the Trust

	1 year	3 years	5 years	10 years
Class A	$49	$154	$269	$604
Class B – assuming redemption[1]	631	809	908	1,333
Class B – assuming no redemption[2]	131	409	708	1,333
Class C – assuming redemption[3]	248	459	792	1,735
Class C – assuming no redemption	148	459	792	1,735
Class F-1 – excluding intermediary fees[4]	72	224	390	871
Class F-2 – excluding intermediary fees[4]	45	141	246	555
Class 529-A5	85	244	416	904
Class 529-B – assuming redemption[1,5]	665	891	1,039	1,600
Class 529-B – assuming no redemption[2,5]	165	491	839	1,600
Class 529-C – assuming redemption[3,5]	276	525	897	1,934
Class 529-C – assuming no redemption[5]	176	525	897	1,934
Class 529-E5	126	370	632	1,374
Class 529-F-1 – excluding intermediary fees[4,5]	74	210	355	771
Class R-1	149	462	797	1,746
Class R-2	152	471	813	1,779
Class R-3	104	325	563	1,248
Class R-4	72	224	390	871
Class R-5	41	128	224	505

Pro forma for the merger of CMTA into the Trust

	1 year	3 years	5 years	10 years
Class A	$51	$160	$280	$628
Class B – assuming redemption[1]	631	809	908	1,338
Class B – assuming no redemption[2]	131	409	708	1,338
Class C – assuming redemption[3]	248	459	792	1,735
Class C – assuming no redemption	148	459	792	1,735
Class F-1 – excluding intermediary fees[4]	72	224	390	871
Class F-2 – excluding intermediary fees[4]	45	141	246	555
Class 529-A5	85	244	416	904
Class 529-B – assuming redemption[1,5]	665	891	1,039	1,600
Class 529-B – assuming no redemption[2,5]	165	491	839	1,600
Class 529-C – assuming redemption[3,5]	276	525	897	1,934
Class 529-C – assuming no redemption[5]	176	525	897	1,934
Class 529-E5	126	370	632	1,374
Class 529-F-1 – excluding intermediary fees[4,5]	74	210	355	771
Class R-1	149	462	797	1,746
Class R-2	152	471	813	1,779
Class R-3	104	325	563	1,248
Class R-4	73	227	395	883
Class R-5	42	132	230	518

Pro forma for the merger of CTRS into the Trust

	1 year	3 years	5 years	10 years
Class A	$45	$141	$246	$555
Class B – assuming redemption[1]	632	812	913	1,330
Class B – assuming no redemption[2]	132	412	713	1,330
Class C – assuming redemption[3]	249	462	797	1,746
Class C – assuming no redemption	149	462	797	1,746
Class F-1 – excluding intermediary fees[4]	73	227	395	883
Class F-2 – excluding intermediary fees[4]	47	148	258	579
Class 529-A5	86	248	421	916
Class 529-B – assuming redemption[1,5]	666	894	1,044	1,611
Class 529-B – assuming no redemption[2,5]	166	494	844	1,611
Class 529-C – assuming redemption[3,5]	277	528	902	1,945
Class 529-C – assuming no redemption[5]	177	528	902	1,945
Class 529-E5	127	373	637	1,385
Class 529-F-1 – excluding intermediary fees[4,5]	75	213	361	783
Class R-1	146	452	782	1,713
Class R-2	148	459	792	1,735
Class R-3	105	328	569	1,259
Class R-4	74	230	401	894
Class R-5	41	128	224	505

CMTA6

	1 year	3 years	5 years	10 years
Class A	$51	$158	$275	$617
Class B – assuming redemption[1]	631	807	903	1,328
Class B – assuming no redemption[2]	131	407	703	1,328
Class C – assuming redemption[3]	247	453	783	1,714
Class C – assuming no redemption	147	453	783	1,714
Class F-1 – excluding intermediary fees[4]	73	225	391	871
Class F-2 – excluding intermediary fees[4]	51	160	280	628
Class 529-A5	85	242	411	893
Class 529-B – assuming redemption[1,5]	665	889	1,035	1,590
Class 529-B – assuming no redemption[2,5]	165	489	835	1,590
Class 529-C – assuming redemption[3,5]	275	520	887	1,913
Class 529-C – assuming no redemption[5]	175	520	887	1,913
Class 529-E5	126	368	628	1,363
Class 529-F-1 – excluding intermediary fees[4,5]	74	207	351	760
Class R-1	149	460	793	1,736
Class R-2	154	475	819	1,791
Class R-3	104	323	559	1,237
Class R-4	73	225	391	871
Class R-5	42	130	225	506

CTRS6

	1 year	3 years	5 years	10 years
Class A	$50	$155	$270	$605
Class R-1	150	463	798	1,747
Class R-2	155	478	825	1,802
Class R-3	109	338	586	1,295
Class R-4	78	241	418	931
Class R-5	45	139	242	543

1)
Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.

2)
Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to
Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.

3)	Reflects a contingent deferred sales charge in the first year.
4)
Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.

5)	Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.
6)
A fee of 0.01% of the Funds’ total net assets as of September 19, 2008 for the Funds’ initial participation in the Temporary Guarantee Program for Money Market Funds is reflected in the funds' expense ratios used to calculate the expense examples in this table. This fee is only included in the expense ratios for the first year to calculate the expense examples. The program fee is not reflected in the expense examples for Class F-2 shares of The Cash Management Trust of America.

C.	COMPARISON OF INVESTMENT RESULTS

Investment Results for Periods Ended December 31, 2008

The bar charts below show how the Funds’ investment results have varied from year to year, and the Investment Results table following each bar chart shows the Funds’ average annual total returns for various periods. All Fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, Fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results. Unlike the bar charts, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, each Fund’s results with the following maximum initial or contingent deferred sales charge imposed:

•	Class A and F shares are sold without any initial or contingent deferred sales charge.

•
Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

•	Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

The Trust

The Trust has just commenced operations, and therefore historical investment results for a full calendar year are not yet available.

CMTA

[begin bar chart]

Calendar year total returns for Class A shares

1999      4.68%
2000      5.92
2001      3.54
2002      1.15
2003      0.99
2004      1.02
2005      2.71
2006      4.62
2007      4.82
2008      1.95

[end bar chart]

Investment results (with maximum sales charges)
Average annual total returns for periods ended December 31, 2008
		1 year	5 years	10 years	Lifetime	7-day yield*
Class A	first sold 11/3/1976	1.95%	3.01%	3.13%	6.09%	0.65%
Class B	first sold 3/15/2000	-3.85%	1.83%	N/A	2.13%	0.00%
Class C	first sold 3/16/2001	0.02%	2.07%	N/A	1.57%	0.00%
Class F-1	first sold 3/26/2001	1.70%	2.74%	N/A	2.21%	0.16%
Class F-2	first sold 9/23/2008	N/A	N/A	N/A	0.28%	0.43%
Class 529-A	first sold 2/15/2002	1.78%	2.82%	N/A	2.27%	0.17%
Class 529-B	first sold 6/7/2002	-3.97%	1.70%	N/A	1.61%	0.00%
Class 529-C	first sold 4/2/2002	-0.06%	1.99%	N/A	1.51%	0.00%
Class 529-E	first sold 3/11/2002	1.38%	2.42%	N/A	1.87%	0.00%
Class 529-F-1	first sold 9/16/2002	1.88%	2.85%	N/A	2.34%	0.36%
Class R-1	first sold 5/29/2002	1.00%	2.06%	N/A	1.60%	0.00%
Class R-2	first sold 5/21/2002	0.98%	2.07%	N/A	1.60%	0.00%
Class R-3	first sold 6/4/2002	1.40%	2.43%	N/A	1.91%	0.00%
Class R-4	first sold 6/27/2002	1.71%	2.78%	N/A	2.26%	0.16%
Class R-5	first sold 5/15/2002	2.01%	3.08%	N/A	2.55%	0.46%

*	The 7-day yield is calculated by annualizing dividends paid by the Fund during the last seven days of the 2008 calendar year.

CTRS

Calendar year total returns for Class A shares

1999      4.11%
2000      5.29
2001      3.33
2002      1.07
2003      0.48
2004      0.60
2005      2.37
2006      4.18
2007      4.17
2008      1.29

[end bar chart]

Investment results (with maximum sales charges)
Average annual total returns for periods ended December 31, 2008
		1 year	5 years	10 years	Lifetime	7-day yield*
Class A	first sold 2/1/1991	1.29%	2.51%	2.68%	3.30%	0.15%
Class R-1	first sold 7/12/2002	0.51%	1.68%	N/A	1.34%	0.00%
Class R-2	first sold 6/11/2002	0.49%	1.69%	N/A	1.32%	0.00%
Class R-3	first sold 8/16/2002	0.79%	2.02%	N/A	1.63%	0.00%
Class R-4	first sold 8/2/2002	1.03%	2.32%	N/A	1.91%	0.00%
Class R-5	first sold 5/15/2002	1.33%	2.64%	N/A	2.19%	0.15%

*	The 7-day yield is calculated by annualizing dividends paid by the Fund during the last seven days of the 2008 calendar year.

D.	SUMMARY OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Comparison of Investment Objective, Principal Strategies and Risks

Investment Objective

The Trust, like the Funds, has the objective of providing shareholders with a way to earn income on cash reserves while preserving capital and maintaining liquidity.  Additionally, like the Funds, the Trust will operate as a money market fund seeking to preserve a $1.00 net asset value per share and will operate pursuant to Rule 2a-7 under the 1940 Act.

Principal Investment Strategies

The Trust and the Funds seek to achieve their investment objectives by investing in high quality money market instruments.  In normal market conditions, CMTA invests in high quality money market instruments, including to a large extent commercial paper.  Normally CTRS invests entirely in U.S. Treasury securities.  The Trust has the flexibility to invest in U.S. Treasury securities, securities issued by U.S. federal agencies, and other high quality money market instruments, such as commercial paper, certificates of deposit and short-term corporate bonds and notes.  After the Reorganization, the assets of each Fund’s shareholders will be managed using the principal investment strategies of the Trust.

Principal Investment Risks

Because of their similar investment objectives and strategies, the Trust and the Funds have substantially similar risks.  The following is a discussion of the principal risks of investing in the Trust and the Funds.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of the Trust and the Funds.  After the Reorganization, the investments of each Fund’s shareholders will be subject to the Trust’s risks.

•	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person, except pursuant to and in amounts limited by the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

•
The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

•
Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

•	Additionally, the securities held by the fund may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.

Disclosure of Portfolio Holdings

The Trust and each of the Funds has identical policies regarding disclosure of their portfolio securities.  A description of the Trust’s and the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Statement of Additional Information for the Trust and each of the Funds.

Investment Restrictions and Limitations

A chart comparing all of the fundamental and non-fundamental investment policies of the Trust with those of the Funds is attached as Appendix B.  The policies of the Trust differ from those of the Funds mainly in form, but for practical purposes do not impact the way in which the Trust is managed compared with the way the Funds are managed.  The Funds have certain fundamental policies that are not required by law or are more restrictive than the law requires.  Having unduly restrictive fundamental policies may prevent management of a fund from reacting quickly to events when it is in the best interests of shareholders to do so.  The Trust’s fundamental policies provide it with flexibility to respond to changing markets and future changes in applicable law. This approach will also simplify the process of monitoring compliance with the Trust’s fundamental policies. After the Reorganization, the assets of each Fund’s shareholders will be managed subject to the fundamental and non-fundamental investment restrictions and limitations of the Trust.

Legal Proceedings

For information about material pending legal proceedings and regulatory matters, please see the section entitled “General information – Legal proceedings” in the Funds’ and the Trust’s Statement of Additional Information, both of which are incorporated herein by reference.

E.	KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached to this Combined Proxy Statement/Prospectus in Appendix A.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

On March 19, 2009, the Board of Trustees of each of CMTA and CTRS approved the Agreement, which contemplates the transfer to the Trust of all of the assets of each of the Funds in exchange for shares of beneficial interest of the Trust and the assumption by the Trust of all the Funds’ liabilities.  Following the transfer, the shares of beneficial interest of the Trust will be distributed to shareholders of each of the Funds in liquidation of each of the Funds and the Funds will subsequently be dissolved.  Each Fund will also terminate its registration under the 1940 Act by filing the appropriate application with the SEC.

The Trust and both Funds are money market funds with the same investment objectives and are managed by CRMC.   The Board of Trustees of each of the Funds believes that the Reorganization would not materially alter the nature of the investments of the Funds’ shareholders.

As a result of the Reorganization, each shareholder of CMTA and CTRS will receive one share of beneficial interest of the Trust of the same share class for each share of CMTA and/or CTRS that such shareholder holds at the time of the transaction (the “Closing Date”).  The Closing Date is currently scheduled to take place in Summer 2009 (the precise date and time to be determined by the parties) and done in conjunction with the liquidation and dissolution of the Funds.  The Board of Trustees of each Fund has determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization.  For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees of each Fund, including its Independent Trustees, concluded that the Reorganization would be in the best interest of the shareholders of CMTA and CTRS and recommends approval of the Agreement.

Completion of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by the Funds or the Trust.  The Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the interests of the shareholders of a Fund may be made after the Special Meeting of the Fund’s shareholders. However, neither Fund’s Reorganization is contingent upon the approval of the other Fund’s shareholders or the other Fund’s completion of its Reorganization.

Each Fund will pay its expenses associated with the Reorganization, including the expenses of soliciting proxies.

2.	DESCRIPTION OF THE TRUST’S SHARES

The Trust is registered with the SEC as an open-end management investment company.  The Trustees of the Trust are authorized to issue an unlimited number of the Trust’s shares of beneficial interest, no par value (“Shares”), of separate series and classes.  Each Share of the Trust represents an equal proportionate interest in the Trust with each other Share, and each such Share is entitled to equal voting, dividend, liquidation and redemption rights.  Each shareholder is entitled to one vote for each dollar of net asset value of the Trust that the shareholder owns.  The Trust’s Shares, to be issued to the Funds’ shareholders pursuant to the Reorganization, will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.  The Shares’ voting and dividend rights, right of redemption, and privilege of exchange are described in the Trust’s Prospectus and Statement of Additional Information.  The Trust’s Shares will be sold and redeemed based upon the net asset value (“NAV”) per share of the Trust’s Shares next determined after receipt of the purchase or redemption request.  As further described in the Trust’s Prospectus and Statement of Additional Information, the Trust seeks to preserve an NAV of $1.00 per Share.

The Trust offers Class A, F-1, F-2, 529-A, 529-E, 529-F-1, R-1, R-2, R-3, R-4, R-5 and R-6 shares.  The Trust offers Class B, C, 529-B and 529-C shares only by exchange of shares of the same class of other American Funds.

CMTA offers Class A, F-1, F-2, 529-A, 529-E, 529-F-1, R-1, R-2, R-3, R-4 and R-5 shares.  CMTA offers class B, C, 529-B and 529-C shares only by exchange from shares of the same class of other American Funds.

CTRS offers Class A, R-1, R-2, R-3, R-4 and R-5 shares.

Class B and 529-B shares of CMTA and the Trust automatically convert to class A and 529-A shares in the month of the tenth year anniversary of purchase.  Class C shares of CMTA and the Trust automatically convert to Class F-1 shares in the month of the eighth year anniversary of purchase.  The Board of Trustees of the Trust may change the conversion feature of the Class C shares of the Trust in the future as described in the Trust’s Statement of Additional Information.

3.	REASONS FOR THE REORGANIZATION

CRMC recommended the Reorganization to the Boards of Trustees of CMTA and CTRS, and the Boards considered the recommendation at a joint meeting of the Boards on March 19, 2009. The Boards of Trustees of each of the Funds and the Trust have each determined that the Reorganization is in the best interests of the shareholders of the respective Funds and the Trust and that the Reorganization will not result in a dilution of the interests of shareholders of that Fund or the Trust.  Each Board of Trustees has unanimously approved the Agreement and the Reorganization and the Boards of Trustees of CMTA and CTRS each recommends that its shareholders vote in favor of the Reorganization by approving the Agreement.

In considering the Reorganization, the Boards of Trustees of the Funds considered a number of factors, including among others the following:

(1) The current credit and interest rate environment has made it very difficult for money market funds to maintain a $1.00 per share net asset value. If they invest substantially in U.S. Treasury securities, expenses will generally exceed gross yields. If they invest in non-Treasury or agency securities they face heightened credit risk. While CRMC’s credit review process has worked well in helping the Funds avoid issuers at risk of default, the current environment has highlighted the credit risk of certain money market instruments, including commercial paper. During the current abnormal markets, CMTA and CTRS have chosen to focus on preserving principal and maintaining liquidity, which has meant investing significantly in U.S. Treasury and agency securities. However, CRMC believes that in the current environment and in the longer-term the Trust, which has investment parameters intended to better manage for credit and interest rate risk, will better serve the shareholders of both CTRS and CMTA. In addition, the Board of Trustees of CTRS believes that, in view of CRMC’s conservative investment policy and focus on preservation of principal, providing CTRS with the ability to invest in non-Treasury securities will not create undue risks for the shareholders of CTRS.

(2) Due to the current low interest rate environment, CRMC is waiving virtually all investment management fees on its money market funds to prevent negative yields and, in some instances, it has also had to make out-of-pocket capital contributions to preserve the Funds’ $1.00 per share net asset value.  Furthermore, due to an undertaking required by a state regulatory authority at the time CMTA was organized (and which is no longer applicable to other funds), CRMC is required to reimburse Class A shares of that Fund to the extent that Class A expenses exceed 25% of Class A gross income. The Boards of Trustees believe that the current situation is not sustainable by CRMC in the long run.

(3) The Boards of Trustees considered that the total expense ratio of the Trust on a pro forma basis, taking into account the Reorganization, would be comparable to the total expense ratio of both CMTA and CTRS.  The Boards of Trustees also considered that the investment advisory fee schedule, including applicable breakpoints, contained in the investment advisory and services agreement between CRMC and the Trust is slightly lower than the schedules contained in CMTA’s and CTRS’s agreements.

(4) The Trust and the Funds have substantially similar investment objectives and policies, and the Boards of Trustees believe that the differences in the Trust’s policies from those of the Funds, as described in Appendix C, provide appropriate additional management flexibility to the Trust without sacrificing significant investor protection. In addition, CRMC is the investment manager of the Trust as well as the Funds, and the other service providers of the Trust (and their fee arrangements with the Trust) are identical to those of the Funds.

(5) Investment companies formed as Delaware statutory trusts have certain advantages over investment companies organized as Massachusetts business trusts. Under Delaware law and the Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), the Trustees of the Trust will have more flexibility to adjust to changing market conditions and circumstances.  For example, the Trustees will not have to go through the costly and time consuming process of procuring shareholder approval for amendments to the Declaration of Trust to address pressing issues or to implement certain strategic alternatives. Under Delaware law investment companies are able to simplify their operations by reducing administrative burdens (such as filing officers’ certificates with state authorities each time a board of trustees amends the company’s charter documents). In addition, as discussed below under “Comparison of Shareholder Rights,” Delaware law provides greater certainty than Massachusetts law regarding limiting the liability of shareholders for obligations of the statutory trust. Delaware has a well-established body of legal precedent in the area of corporate law that may be relevant in deciding issues pertaining to a Delaware statutory trust, which could benefit the Trust and its shareholders by, for example, making litigation involving the interpretation of the Trust’s governing instruments less likely or, if litigation should be instituted, less burdensome or expensive.

(6) The Reorganization is intended to permit CMTA and CTRS shareholders to exchange their investment for an investment in the Trust without recognizing gain or loss for federal income tax purposes.

For the reasons described above, the Boards of Trustees for each of CMTA and CTRS unanimously recommend a vote IN FAVOR of the proposed Agreement and the resulting Reorganization.

If the Agreement is not approved by the shareholders of CMTA or CTRS, the relevant Board of Trustees may consider other alternatives, such as the liquidation of that Fund.  Such other actions may require shareholder approval.

4.	FEDERAL INCOME TAX CONSEQUENCES

Each Fund and the Trust intends to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, each of the Funds and the Trust have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of each of the Funds for shares of the Trust and the assumption by the Trust of the liabilities of each of the Funds, and the liquidation of each of the Funds, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code.  As a condition to the closing of the Reorganization, the Trust and each Fund participating in the Reorganization will receive an opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds and the Trust, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(1)
The transfer of all of the assets and liabilities of each of CMTA and CTRS to the Trust in exchange for shares of the Trust and the distribution to shareholders of CMTA and CTRS of shares of the Trust, as described in the Agreement, will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and CMTA, CTRS and the Trust each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)
No gain or loss will be recognized by either CMTA or CTRS upon (a) the transfer of its assets and liabilities to the Trust in exchange for the issuance of shares of the Trust to CMTA and CTRS and the assumption by the Trust of CMTA’s and CTRS’s liabilities, if any, and (b) the distribution by CMTA and CTRS to their shareholders of shares of the Trust received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

(3)
No gain or loss will be recognized by the Trust upon its receipt of the assets and liabilities of CMTA and CTRS in exchange for the issuance of shares of the Trust to CMTA and CTRS and the assumption by the Trust of CMTA’s and CTRS’s liabilities, if any (Section 1032(a) of the Code);

(4)
The tax basis of the Trust shares received by a shareholder of CMTA or CTRS will be the same as the tax basis of the shareholder’s CMTA or CTRS shares, as applicable,  immediately prior to the Reorganization (Section 358(a)(i) of the Code);

(5)
The tax basis of the Trust in the assets and liabilities of CMTA and CTRS received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of CMTA or CTRS, as applicable, immediately before the Reorganization (Section 362(b) of the Code);

(6)
The tax holding period for the shares of the Trust issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of CMTA or CTRS, as applicable, exchanged therefore, provided that the shareholder held such shares of CMTA or CTRS, as applicable, as capital assets;

(7)
The tax holding period for the Trust with respect to the assets and liabilities of CMTA and CTRS received in the Reorganization will include the period for which such assets and liabilities were held by CMTA or CTRS, as applicable, (Section 1223(2) of the Code); and

(8)	The CMTA and CTRS shareholders will not recognize gain or loss upon the exchange of their shares of CMTA or CTRS, as applicable, for shares of the Trust as part of the Reorganization.

Shareholders of CMTA and CTRS should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

The opinion of Paul, Hastings, Janofsky & Walker LLP is based on the Code, Treasury regulations issued thereunder, administrative pronouncements and judicial interpretations thereof, in each case as in effect on the date thereof, all of which are subject to change.  An opinion of counsel merely represents counsel’s best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts.  Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.

Neither Fund has any capital loss carryovers.

Significant holders of the Funds.  Pursuant to the Internal Revenue Service Code Section 1.368-3(b), each significant holder of a Fund, as defined therein, must include a statement on or with its return for the taxable year of the Reorganization stating the names and employer identification numbers (if any) of all of the parties to the Reorganization, the date of the Reorganization, and the fair market value of the shares of the Fund held by such holder and the holder’s basis in such shares immediately before the Reorganization.  This is not tax advice and should not be relied on as such.  Please consult your tax adviser for more information.

5.	COMPARISON OF SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Trust and the rights of its shareholders, CMTA and the rights of its shareholders and CTRS and the rights of its shareholders. Further information about the Trust and each of the Funds can be found in their respective Prospectuses and Statements of Additional Information. A summary of Delaware statutory trust law and Massachusetts business trust law, and a comparison of the relevant provisions of the governing documents of the Trust and the Funds, are included in Appendix C to this Combined Proxy Statement/Prospectus.

Organization.  The Trust is organized as a Delaware statutory trust.  Each of CMTA and CTRS is organized as a Massachusetts business trust.  The Trust and each of the Funds are authorized to issue an unlimited number of shares of beneficial interest.  Each of the Trust’s and the Funds’ operations are governed by their respective trust instruments, as amended, by-laws and applicable state laws as well as the 1940 Act.

Shareholder Liability.  Under Delaware law, shareholders of a statutory trust are generally afforded by statute the same limited liability as corporate shareholders and are permitted broad indemnification rights.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, each Fund’s Declaration of Trust provides that in the case any shareholder or former shareholder is held personally liable solely by reason of his being or having been a shareholder and not because of his or her acts or omissions or  for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) is entitled out of the assets of the Fund to be held harmless from and indemnified against all losses and expenses arising from such liability.  In addition, the risk of a shareholder of the Funds incurring financial loss on account of shareholder liability is remote because it is limited to circumstances in which a contractual disclaimer is inoperative or the Fund itself is unable to meet its obligations.

In addition, Massachusetts business trust law does not explicitly provide for the separation of assets and liabilities among separate series of a Massachusetts business trust. By contrast, the Delaware statute provides a mechanism so that the liabilities of a particular series are only enforceable against the assets of that series and not against the assets of the trust generally or any of its other series.

Comparison of Voting Rights.  Each shareholder of the Funds and the Trust is entitled to one vote for each dollar of net asset value of the Fund or Trust such shareholder owns.  Shareholders of the Funds and the Trust are not entitled to cumulative voting in the election of Trustees.  The quorum requirement for a shareholders’ meeting of each Fund is a majority of the shares entitled to vote on the matter.  The quorum requirement for a shareholders’ meeting of the Trust is one third of the shares entitled to vote on the matter.  The Declarations of Trust for each of the Funds and the Trust establish the maximum number of days prior to a shareholders’ meeting on which a record date may be set by that Fund’s or Trust’s Board of Trustees;  the maximum is 60 days for each of the Funds and 120 days for the Trust.

Under the Trust’s Agreement and Declaration of Trust shareholders are entitled to vote for the election of Trustees in order to comply with the1940 Act, other matters that may be required by the 1940 Act or other laws, certain amendments to the Agreement and Declaration of Trust and those matters that the Trustees may consider necessary or desirable.  Under each Fund’s Declaration of Trust shareholders are entitled to vote on the election of trustees, the termination of the Fund or any of its series, amendments to the Fund’s Declaration of Trust, the merger, consolidation or sale of assets of the Fund, the re-domestication of the Fund, and such additional matters relating to the Fund as may be required by law or as the Trustees may consider necessary or desirable

Board of Trustees.  The Board of Trustees of the Trust has the same members as the Boards of Trustees of the Funds, with the addition of Laurel B. Mitchell who became a Trustee of the Trust in March 2009.  For more information regarding the Board of Trustees of the Trust, please refer to the Trust’s Statement of Additional Information.

6.	COMPARISON OF VALUATION PROCEDURES; PURCHASE, REDEMPTION, EXCHANGE AND DIVIDEND POLICIES

The Funds and the Trust have adopted the same pricing procedures.  The Funds and the Trust each seek to preserve the net asset value of each share class at $1.00.  Each of the Funds and the Trust calculates its net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading.

The Funds and the Trust have identical share purchase, redemption and exchange policies.  Shares of the Funds and the Trust will be purchased or redeemed at the net asset value per share next determined after a shareholder’s request is received and accepted.  The Trust has the same investment minimums as the Funds. Each requires a minimum initial investment of $1,000 and a minimum additional investment of $50.

Each of the Funds and the Trust declares daily dividends from net investment income and distributes the accrued dividends to shareholders each month.

Further information regarding these matters is available in the Funds’ and the Trust’s Prospectuses and Statements of Additional Information.

7.	CAPITALIZATION

The following table sets forth as of September 30, 2008:  (1) the audited capitalization of the CMTA and CTRS, and (2) the unaudited pro forma combined capitalization of the Trust assuming the Reorganization has been approved and completed by both Funds.  As the Trust has just commenced operations, it had no capital on that date.  If the Reorganization is completed, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Funds.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
CMTA	$20,915,118,000	20,912,801,000	$1.00
CTRS	4,321,845,000	4,321,873,000	$1.00
Pro Forma: the Trust	25,236,963,000	25,234,674,000	$1.00

8.	INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Funds and the Trust.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolios and business affairs of the Funds and the Trust. The total management fees paid by the Funds and the Trust, as a percentage of average net assets, for the previous fiscal year (and estimated for the current fiscal year of the Trust) appear in the Operating Expenses table above under the heading “Comparison Fee Table and Examples.”

9.	DISTRIBUTION

American Funds Distributors, Inc. is the principal underwriter of the shares of each Fund and the Trust. Class A shares of the Funds and the Trust are sold without an initial sales charge.  Class B and 529-B shares of CMTA and the Trust are subject to the same contingent deferred sales charge (“CDSC”) outlined in their Prospectuses.  Class C and 529-C shares of CMTA and the Trust are subject to a CDSC for one year after purchase.  Class B, 529-B, C and 529-C shares of CMTA and the Trust are only offered by exchange from the same class of shares of another American Fund.  No CDSC will be charged to CMTA’s shareholders in connection with the exchange of their shares to the Trust pursuant to the terms of the Agreement.  Additionally, shareholders of Class B, 529-B, C and 529-C shares of CMTA will be given credit for their holding period in CMTA in determining any applicable CDSC of Class B, 529-B, C and 529-C shares of the Trust, and in determining the date of automatic conversion to Class A, 529-A and F-1 shares, respectively.

10.	SERVICE PROVIDERS

American Funds Service Company, a wholly owned subsidiary of CRMC, is the transfer agent for the Funds and the Trust and maintains their records of shareholder accounts, processes purchases and redemptions of shares of the Funds and the Trust, acts as dividend and capital gain distribution disbursing agent for the Funds and the Trust, and performs other related shareholder service functions for the Funds and the Trust. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.  For certain shareholder accounts, third parties who may be unaffiliated with CRMC provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements, which will remain in place after the reorganization.

JPMorgan Chase Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the custodian for the cash and securities of the Funds and the Trust.

11.	FINANCIAL HIGHLIGHTS

The financial highlights for each Fund are intended to help you understand the financial performance of each Fund for the past five fiscal years.  This information has been audited by each Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements and related notes, are included in the Funds’ annual reports, which are available by request and are incorporated by reference herein.  As the Trust has just commenced operations, its financial highlights are not yet available.

The Cash Management Trust of America1

	Net asset value, beginning of period	Net investment income [2]	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers [4]	Ratio of net income to average net assets [4]
Class A:
Year ended 9/30/2008	$1.00	$.028	(.028)	$1.00	2.80%	$16,045.49%		.46%	2.67%
Year ended 9/30/2007	1.00	.048	(.048)	1.00	4.94	12,023.51		.48	4.83
Year ended 9/30/2006	1.00	.042	(.042)	1.00	4.26	9,353.53		.50	4.21
Year ended 9/30/2005	1.00	.022	(.022)	1.00	2.20	7,656.55		.52	2.17
Year ended 9/30/2004	1.00	.008	(.008)	1.00	.84	7,766.57		.28	.84
Class B:
Year ended 9/30/2008	1.00	.020	(.020)	1.00	1.98	549	1.28	1.26	1.70
Year ended 9/30/2007	1.00	.040	(.040)	1.00	4.10	215	1.32	1.29	4.04
Year ended 9/30/2006	1.00	.034	(.034)	1.00	3.43	158	1.33	1.30	3.44
Year ended 9/30/2005	1.00	.013	(.013)	1.00	1.36	128	1.35	1.35	1.32
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	157	1.34	1.02	.12
Class C:
Year ended 9/30/2008	1.00	.018	(.018)	1.00	1.84	693	1.43	1.40	1.51
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.95	216	1.46	1.44	3.88
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.25	133	1.49	1.46	3.32
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	92	1.51	1.51	1.20
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	104	1.51	1.05	.10
Class F-1:
Year ended 9/30/2008	1.00	.025	(.025)	1.00	2.57	122.70		.68	2.19
Year ended 9/30/2007	1.00	.046	(.046)	1.00	4.68	36.76		.73	4.59
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.05	22.73		.70	4.08
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	16.75		.75	1.78
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.41	39.72		.71	.61
Class F-2:
Period from 9/23/2008 to 9/30/2008	1.00	−[5]	−[5]	1.00	.03	1.01		.01	.03
Class 529-A:
Year ended 9/30/2008	1.00	.026	(.026)	1.00	2.65	430.63		.60	2.48
Year ended 9/30/2007	1.00	.047	(.047)	1.00	4.79	269.65		.63	4.69
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.12	183.66		.64	4.09
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.03	138.69		.69	2.05
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.47	112.67		.66	.48
Class 529-B:
Year ended 9/30/2008	1.00	.018	(.018)	1.00	1.84	27	1.42	1.39	1.56
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.96	10	1.46	1.43	3.89
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.27	5	1.48	1.46	3.36
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.18	2	1.53	1.53	1.13
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	2	1.53	1.06	.10
Class 529-C:
Year ended 9/30/2008	1.00	.017	(.017)	1.00	1.74	82	1.52	1.49	1.43
Year ended 9/30/2007	1.00	.038	(.038)	1.00	3.85	30	1.56	1.53	3.78
Year ended 9/30/2006	1.00	.031	(.031)	1.00	3.18	17	1.57	1.55	3.25
Year ended 9/30/2005	1.00	.011	(.011)	1.00	1.09	8	1.62	1.62	1.15
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	6	1.63	1.05	.10
Class 529-E:
Year ended 9/30/2008	1.00	.022	(.022)	1.00	2.24	26	1.03	1.00	2.08
Year ended 9/30/2007	1.00	.043	(.043)	1.00	4.37	17	1.06	1.03	4.29
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.70	11	1.07	1.04	3.71
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.61	7	1.10	1.10	1.64
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.15	5	1.11	.98	.15
Class 529-F-1:
Year ended 9/30/2008	1.00	.027	(.027)	1.00	2.76	24.52		.49	2.50
Year ended 9/30/2007	1.00	.048	(.048)	1.00	4.90	11.55		.53	4.79
Year ended 9/30/2006	1.00	.041	(.041)	1.00	4.22	6.57		.54	4.20
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	4.75		.75	1.97
Year ended 9/30/2004	1.00	.003	(.003)	1.00	.28	3.86		.85	.30
Class R-1:
Year ended 9/30/2008	1.00	.018	(.018)	1.00	1.81	63	1.45	1.42	1.62
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.93	39	1.50	1.46	3.86
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.27	17	1.52	1.46	3.24
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	18	1.54	1.50	1.31
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	10	1.56	1.03	.10
Class R-2:
Year ended 9/30/2008	1.00	.018	(.018)	1.00	1.78	1,055	1.50	1.46	1.67
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.96	771	1.54	1.43	3.89
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.29	609	1.72	1.44	3.28
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.24	474	1.76	1.47	1.28
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.11	348	1.76	1.03	.11
Class R-3:
Year ended 9/30/2008	1.00	.022	(.022)	1.00	2.26	964	1.01	.98	2.12
Year ended 9/30/2007	1.00	.043	(.043)	1.00	4.36	621	1.07	1.04	4.28
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.69	442	1.11	1.05	3.70
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	284	1.12	1.08	1.67
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.16	211	1.12	.97	.16
Class R-4:
Year ended 9/30/2008	1.00	.026	(.026)	1.00	2.58	495.70		.67	2.45
Year ended 9/30/2007	1.00	.047	(.047)	1.00	4.76	343.69		.66	4.65
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.08	175.71		.68	4.04
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.00	134.71		.71	2.10
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.43	65.71		.70	.46
Class R-5:
Year ended 9/30/2008	1.00	.029	(.029)	1.00	2.88	339.40		.37	2.61
Year ended 9/30/2007	1.00	.049	(.049)	1.00	5.05	180.41		.38	4.93
Year ended 9/30/2006	1.00	.043	(.043)	1.00	4.38	146.41		.38	4.37
Year ended 9/30/2005	1.00	.023	(.023)	1.00	2.30	91.42		.42	2.30
Year ended 9/30/2004	1.00	.007	(.007)	1.00	.72	77.42		.40	.75

(1)	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)	Based on average shares outstanding.
(3)	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)
This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reimbursed expenses, as provided by the Investment Advisory and Service Agreement. Also, during some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes, and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5)	Amount less than $.001.

The U.S. Treasury Money Fund of America

	Net asset value, beginning of year	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/waivers	Ratio of expenses to average net assets after reimbursements/waivers[2]	Ratio of net income to average net assets[2]
Class A:
Year ended 9/30/2008	$1.00	$.021	$(.021)	$1.00	2.06%	$4,043.48%		.45%	1.78%
Year ended 9/30/2007	1.00	.044	(.044)	1.00	4.43	709.57		.54	4.33
Year ended 9/30/2006	1.00	.038	(.038)	1.00	3.82	523.59		.56	3.77
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.90	483.62		.59	1.87
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.39	532.62		.61	.39
Class R-1:
Year ended 9/30/2008	1.00	.011	(.011)	1.00	1.09	6	1.46	1.40	.81
Year ended 9/30/2007	1.00	.034	(.034)	1.00	3.44	2	1.54	1.50	3.38
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.85	2	1.54	1.51	2.93
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.96	1	1.60	1.52	1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	1	1.63	.94	.10
Class R-2:
Year ended 9/30/2008	1.00	.011	(.011)	1.00	1.08	72	1.51	1.43	.98
Year ended 9/30/2007	1.00	.034	(.034)	1.00	3.47	45	1.59	1.48	3.40
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.87	36	1.72	1.48	2.88
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.99	27	1.79	1.48	1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	22	1.81	.92	.10
Class R-3:
Year ended 9/30/2008	1.00	.015	(.015)	1.00	1.49	65	1.06	1.03	1.37
Year ended 9/30/2007	1.00	.038	(.038)	1.00	3.90	38	1.09	1.06	3.82
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.28	30	1.11	1.08	3.31
Year ended 9/30/2005	1.00	.014	(.014)	1.00	1.38	21	1.14	1.11	1.43
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	16	1.14	.89	.13
Class R-4:
Year ended 9/30/2008	1.00	.018	(.018)	1.00	1.80	92.75		.72	1.31
Year ended 9/30/2007	1.00	.042	(.042)	1.00	4.25	16.75		.72	4.12
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.64	7.77		.74	3.63
Year ended 9/30/2005	1.00	.017	(.017)	1.00	1.74	5.78		.75	1.79
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.24	2.77		.76	.23
Class R-5:
Year ended 9/30/2008	1.00	.021	(.021)	1.00	2.13	44.43		.40	1.96
Year ended 9/30/2007	1.00	.045	(.045)	1.00	4.56	15.45		.42	4.47
Year ended 9/30/2006	1.00	.039	(.039)	1.00	3.96	11.45		.42	3.98
Year ended 9/30/2005	1.00	.021	(.021)	1.00	2.07	7.46		.43	2.08
Year ended 9/30/2004	1.00	.006	(.006)	1.00	.55	7.45		.45	.57

(1)	Based on average shares outstanding.
(2)
This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the year shown, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

THE BOARD RECOMMENDS

A VOTE “FOR” THE PROPOSED REORGANIZATION.

II. VOTING INFORMATION

This Combined Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of each of CMTA and CTRS to solicit your vote for the proposed Reorganization at Special Meetings of the shareholders of each of CMTA and CTRS.  The Special Meetings will both be held at the offices of Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, on June 15, 2009, at 1:00 p.m. (Pacific Standard Time).

You may vote in one of four ways:

•	complete and sign the enclosed proxy ballot and mail it to us in the prepaid return envelope (if mailed in the United States);

•	via the internet at the web address printed on your proxy ballot;

•	call the toll-free telephone number printed on your proxy ballot; or

•	attend the Special Meetings in person.

PLEASE NOTE THAT, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

You may revoke a proxy once it is given.  If you want to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the applicable Fund.  You may also give written notice of revocation in person at the Special Meetings.  All properly executed proxies received in time for the Special Meetings will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Only shareholders of record on April 17, 2009 (the “Record Date”), are entitled to receive notice of and to vote at the Special Meetings or at any adjournment thereof.  Each whole share of a Fund held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote at the Fund’s Special Meeting.

A majority of the shareholders of a Fund entitled to vote must be present in person or by proxy to constitute a quorum for that Fund.  When a quorum is present, the affirmative vote of 50% or more of the Fund’s outstanding shares is required to approve the Reorganization for that Fund.

If a quorum of shareholders of either Fund is not present at the Special Meetings, or if a quorum is present but sufficient votes to approve the proposal described in this Combined Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting for that Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Special Meetings with respect to a Fund may be transacted at any such adjourned session(s) at which a quorum is present.  A Fund’s Special Meeting may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting to another date and time, whether or not a quorum is present, and the Special Meetings may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote in favor of the proposal if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal. The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct the persons named in the proxy to vote against the proposal.  The votes may be counted and proposals approved at a Special Meeting for one Fund, including a meeting after adjournment, even if the other Fund’s Special Meeting is adjourned to a later date.

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  In addition, under the rules of the New York Stock Exchange if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, such shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meetings).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Funds may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Funds also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

Approval of a proposal will occur only if a sufficient number of votes are cast “FOR” the proposal.  If shareholders of either Fund do not vote to approve the Reorganization, the Board of Trustees of that Fund will consider other possible courses of action with respect to that Fund, including liquidating the Fund

A shareholder of either Fund who objects to the proposed Reorganization of the Fund will not be entitled under either Massachusetts law or the Fund’s Declaration of Trust to demand payment for, or an appraisal of, his or her shares.  Shareholders, however, should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is completed, shareholders will be free to redeem the shares of the Trust that they receive in the transaction at their then current NAV.  Shares of the Funds may be redeemed at any time prior to the consummation of the Reorganization at their current NAV.  Shareholders of the Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

A.	METHOD AND COST OF SOLICITATION

This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Boards of Trustees of CMTA and CTRS for use at the Special Meetings.  The Funds expect that the solicitation of proxies will be primarily by mail and telephone.  The solicitation may also include email or oral communications by certain employees of CRMC, who will not be paid for these services.  In addition, Computershare has been engaged to assist in the solicitation of proxies, at an estimated cost of between $100,000 and $225,000 for CMTA and between $75,000 and $175,000 for CTRS.  The Funds will bear the costs of the Special Meetings, including legal costs and the cost of the solicitation of proxies.

B.	RIGHT OF REVOCATION

Any shareholder of a Fund giving a proxy may revoke it before it is exercised at the Fund’s Special Meeting, either by providing written notice to the Fund, by submission of a later-dated and duly executed proxy or by voting in person at the Special Meeting.  A prior proxy can also be revoked by proxy by voting again through the toll-free number or the web address listed in the enclosed Voting Instructions.  If not so revoked, the votes will be cast at the Special Meeting and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy for that Special Meeting.

C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Funds at the close of business on the Record Date will be entitled to be present and vote at the Special Meetings.  Each share of any class of shares is entitled to one vote per share.  The following tables show the outstanding shares of CMTA and CTRS by share class as of the Record Date.

CMTA

Class	Number of shares outstanding
Class A
Class B
Class C
Class F-1
Class F-2
Class 529-A
Class 529-B
Class 529-C
Class 529-E
Class 529-F-1
Class R-1
Class R-2
Class R-3
Class R-4
Class R-5

CTRS

Class	Number of shares outstanding
Class A
Class R-1
Class R-2
Class R-3
Class R-4
Class R-5

As of February 28, 2009, shareholders of record and/or beneficial owners (to each Fund’s knowledge) who owned five percent or more of the a Fund’s shares are set forth below:

CMTA

Name and Address	Ownership	Ownership percentage

Edward D. Jones & Co.	Record	Class A	9.88%
Omnibus Account		Class B	11.80
Maryland Heights, MO

First Clearing, LLC	Record	Class A	6.15
Custody Account		Class B	11.29
Glen Allen, VA		Class C	12.09
		Class F-1	8.67

Citigroup Global Markets, Inc.	Record	Class C	9.52
Omnibus Account
New York, NY

LPL Financial	Record	Class F-2	31.25
Omnibus Account
San Diego, CA

Trust Account	Record	Class F-2	18.16
Ponca City, OK

Pershing LLC	Record	Class F-2	14.36
FBO Individual Investor	Beneficial
Riverside, IL

PTC Custodian	Record	Class F-2	9.19
FBO Individual Investor	Beneficial
San Ramon, CA

Raymond James & Associates, Inc.	Record	Class F-2	6.03
FBO Individual Investor	Beneficial
Plymouth, MI

The Capital Group Companies	Record	Class R-5	32.00
Retirement Plans	Beneficial
Los Angeles, CA

Capital Guardian Trust Company	Record	Class R-5	5.86
Personal Investment Management Account	Beneficial
Irvine, CA

CTRS

Name and Address	Ownership	Ownership percentage

First Clearing, LLC	Record	Class A	24.34%
Custody Account		Class R-1	5.84
Glen Allen, VA

Edward D. Jones & Co.	Record	Class A	10.53
Omnibus Account		Class R-1	6.45
Maryland Heights, MO

Hixson Sand & Gravel, Inc.	Record	Class R-1	9.71
401K Plan	Beneficial
Garrett, IN

Paterson Community Health Center	Record	Class R-1	9.20
Pension Plan	Beneficial
Paterson, NJ

NATCO PHARMA, Inc.	Record	Class R-1	5.47
401K Plan	Beneficial
Pittsburgh, PA

Defined Benefit Plan	Record	Class R-1	5.44
New York, NY

McMurtrie & McMurtrie, Inc.	Record	Class R-1	5.19
401K Plan	Beneficial
Pittsburgh, PA

Rescare, Inc.	Record	Class R-4	12.70
Retirement Plan	Beneficial
Atlanta, GA

Vining-Sparks IBG LP	Record	Class R-4	5.07
401K Plan	Beneficial
Greenwood Village, CO

The Capital Group Companies	Record	Class R-5	24.73
Retirement Plans	Beneficial
Los Angeles, CA

Wells Fargo Bank NA	Record	Class R-5	6.47
FBO Retirement Plan	Beneficial
Minneapolis, MN

Taylor Capital	Record	Class R-5	5.53
401K Plan	Beneficial
Parsippany, NJ

As of February 28, 2009, the Officers and Trustees of each Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities the Fund.

D.	INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC.  A person who controls a Fund could have effective control over the outcome of matters submitted to a vote of shareholders of the Fund.  Based on the information provided above, as of February 28, 2009, no person owned a controlling interest in either Fund.

III. FURTHER INFORMATION ABOUT THE FUNDS AND THE TRUST

Shareholder reports, proxy statements, registration statements and other information filed by the Funds and the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC:  Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.  Shareholder reports, prospectuses and statements of additional information for the Funds and the Trust are also available free of charge on americanfunds.com.

IV. MISCELLANEOUS MATTERS

A.	OTHER BUSINESS

The Boards of Trustees of CMTA and CTRS know of no other business to be brought before the Special Meetings.  If any other matters come before a Fund’s Special Meeting, the Board of Trustees of the Fund intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	NEXT MEETING OF SHAREHOLDERS

The Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed with respect to a Fund, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees of the Fund may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the relevant Fund at its office at a reasonable time before that Fund begins to print and mail its proxy, as determined by the Board of Trustees of that Fund, to be included in that Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	LEGAL MATTERS

Certain legal matters in connection with the tax consequences of the Reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP.

D.	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of CMTA and CTRS for the year ended September 30, 2008, contained in the Funds’ 2008 Annual Report to Shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, which are incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given on their authority as experts in accounting and auditing.

By Order of the Board of Trustees of The Cash Management Trust of America
By Order of the Board of Trustees of The U.S. Treasury Money Fund of America

/s/
Kimberly S. Verdick
Secretary

Dated:  April __, 2009

FORMS OF PROXY CARD

[Name of Fund]
Proxy Solicited on Behalf of the Board of Trustees
For the Special Meeting of Shareholders to be held on June 15, 2009

The undersigned hereby appoints [                                                                                                                                          ], and each of them, his/her true and lawful agents and proxies with full power of substitution to represent the undersigned at the Special Meeting of Shareholders of [The Fund] to be held at the offices of the Capital Research and Management Company, 333 South Hope Street, 55th Floor, Los Angeles, California, on Monday, June 15, 2009 at 1:00 p.m., Pacific time, on all matters coming before the meeting.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder

VOTE VIA THE INTERNET:  www.proxy-direct.com

VOTE VIA THE TELEPHONE:  1-866-241-6192

Note:  Please sign exactly as your name(s) appear on this card.
Joint owners  should each sign individually.  Corporate proxies should be signed in full  corporate name by an authorized officer.
Fiduciaries should give full titles.

Signature

Signature of Joint Owners, if any

Date                                                                            MMF_20105_031909A

Important Notice Regarding the Availability of Proxy Materials for the American Funds
Shareholder Meeting to Be Held on June 15, 2009.
THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT:  HTTPS://WWW.PROXY-DIRECT.COM/AMF20105

VOTE ON THE INTERNET	VOTE BY PHONE	VOTE BY MAIL	VOTE PERSON
Log on to:	Call 1-866-241-6192	Vote, sign and date this Proxy	Attend Shareholder Meeting
www.proxy-direct.com	Follow the recorded	Card and return in the	333 South Hope St., 55th Floor
Follow the on-screen instructions	instructions	postage-paid envelope	Los Angeles, CA 90071
available 24 hours	available 24 hours	on June 15, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.  THE FOLLOWING MATTER IS PROPOSED BY YOUR FUND.  THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK.  Example:   ■

VOTE ON PROPOSAL:

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the Funds and American Funds Money Market Fund (the “Trust”).  The Agreement contemplates the transfer to the Trust of all the assets of each Fund in exchange solely for shares of beneficial interest of the Trust and the assumption by the Trust of all of the Funds’ liabilities.  The Agreement further contemplates the distribution of such shares to the shareholders of each Fund, and the liquidation and dissolution of the Fund.
	FOR ☐	AGAINST ☐	ABSTAIN ☐

IMPORTANT
Shareholders can help the Fund avoid the necessity and expense of sending follow-up letters by promptly signing and returning this Proxy.

PLEASE SIGN AND DATE BEFORE MAILING.
MMF_20105_031909_A

Appendix A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the “Agreement”) dated this ____ day of _________, 2009, is made by and among The Cash Management Trust of America, a Massachusetts business trust (“CMTA”), The U.S. Treasury Money Fund of America, a Massachusetts business trust (“CTRS” and together with CMTA, the “Acquired Funds”), and American Funds Money Market Fund, a Delaware statutory trust (the “Acquiring Fund”).

WHEREAS, the parties hereto are each open-end registered investment companies; and

WHEREAS, the parties hereto desire to provide for the acquisition by the Acquiring Fund of all of the assets and known and disclosed liabilities of each Acquired Fund solely in exchange for the shares of beneficial interest, no par value (the “Shares”), of the Acquiring Fund, and for the distribution of such shares thereafter by such Acquired Fund pro rata to its shareholders in complete liquidation of such Acquired Fund and complete cancellation of the shares of such Acquired Fund;

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

1. The parties hereto hereby adopt this Agreement, pursuant to section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to the following plan of reorganization:  the reorganization will be comprised of the acquisition by the Acquiring Fund of all of the properties, assets and known and disclosed liabilities of each Acquired Fund, which will be retained by the Acquiring Fund for the benefit of its beneficial owners (referred to herein as “shareholders”), solely in exchange for Shares of the Acquiring Fund, followed by the distribution of such Acquiring Fund Shares to the shareholders of such Acquired Fund in exchange for their shares of such Acquired Fund, and the liquidation and dissolution of such Acquired Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

The share transfer books of each Acquired Fund shall be permanently closed on or before the Closing Date (as hereinafter defined), and only redemption requests made by shareholders of such Acquired Fund pursuant to Section 22(e) of the Investment Company Act of 1940, as amended (the “1940 Act”), received in proper form on or prior to the close of business on such date shall be fulfilled by such Acquired Fund.  Redemption requests received by an Acquired Fund on or after its Closing Date shall be treated as requests for the redemption of the Shares of the Acquiring Fund to be distributed to the shareholder of such Shares as provided in Section 5.  Nothing contained herein shall be construed to prevent an Acquired Fund from closing the fund to new investments at an earlier date, as determined by the Acquired Fund.

2. On the Closing Date, all of the assets and known and disclosed liabilities of each Acquired Fund on that date shall be delivered to the Acquiring Fund, and the number of Shares of each class of the Acquiring Fund having an aggregate value equal to the aggregate value of the net assets of the Acquired Fund attributable to the corresponding class of such Acquired Fund shall be transferred and delivered to such Acquired Fund.

3. The net asset value of each Share of the Acquiring Fund on the Closing Date shall be $1.00 and the value of the net assets of each Acquired Fund to be transferred shall be determined on the Closing Date.

Each Acquired Fund shall declare, on the Closing Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to such Acquired Fund’s shareholders all of such Acquired Fund’s investment company taxable income as defined in Section 852(b) of the Code for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward) (the “RIC dividend”).

4. The closing shall be at the office of Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071, at 3:00 p.m., Pacific Standard Time on ____________, 2009, or at such other time, date or place as the parties may designate or as provided below (the “Closing Date”).  The Closing Date may be a different date for each Acquired Fund. The inability of one Acquired Fund to perform this Agreement shall not relieve the other Acquired Fund from its obligations hereunder.

If on or prior to the Closing Date of an Acquired Fund either the Acquiring Fund or such Acquired Fund has, pursuant to the 1940 Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore (each a “suspension”), the Closing Date of such Acquired Fund shall be postponed until the first business day after the date when such suspension has ceased; provided, however, that if such suspension shall continue for a period of 60 days beyond such Closing Date, then either such party shall be permitted to terminate this Agreement with respect to the Acquiring Fund and such Acquired Fund without liability to either such party for such termination.

5. As soon as practicable after the Closing Date of an Acquired Fund, such Acquired Fund shall distribute to those persons who were shareholders of each class of such Acquired Fund on the Closing Date of such Acquired Fund the Shares of the corresponding class of the Acquiring Fund received by such Acquired Fund pursuant to this Agreement in liquidation of such Acquired Fund and cancellation of the outstanding shares of such Acquired Fund.  For the purpose of the distribution by an Acquired Fund of such Shares of the Acquiring Fund to its shareholders, the Acquiring Fund shall promptly cause its transfer agent to credit one (1) Share of the appropriate class of shares of the Acquiring Fund, on the books of the Acquiring Fund, to each shareholder of the same class of the Acquired Fund for each share of such class that such shareholder held in the Acquired Fund, in accordance with a list (the “Shareholder List”) of its shareholders received from each Acquired Fund.  No certificates for Shares of the Acquiring Fund will be issued in connection with the reorganizations contemplated hereby.

The Shareholder List for each Acquired Fund shall indicate, as of the Closing Date, the name and address of each shareholder of such Acquired Fund, indicating his or her share balance of each class of the Acquired Fund.  Each Acquired Fund agrees to supply its Shareholder List to the Acquiring Fund on the Closing Date.

6. As soon as practicable, and in any event within one year after the closing, each Acquired Fund shall (a) effect its dissolution with the proper state authorities, terminate its registration under the 1940 Act and file a final annual report on Form N-SAR with the Securities and Exchange Commission under the 1940 Act, and (b) either pay or make provision for payment of all of its liabilities not transferred to the Acquiring Fund, if any, and taxes, if any.

7. Subsequent to the date of approval by shareholders of an Acquired Fund of the transactions contemplated by this Agreement and prior to the Closing Date, the Acquiring Fund and such Acquired Fund shall coordinate as to their respective portfolios so that, after the closing with respect to such Acquired Fund, the Acquiring Fund will be in compliance with all of its investment policies and restrictions.  At the time of delivery of its portfolio securities for examination as provided in Section 8, each Acquired Fund shall provide to the Acquiring Fund a copy of a list setting forth the securities then owned by such Acquired Fund and the respective adjusted federal income tax basis thereof, including any additional information relevant to the characterization of such securities or distributions thereon in the hands of the Acquiring Fund.

8. Portfolio securities or written evidence acceptable to the Acquiring Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by an Acquired Fund pursuant to Rule 17f-4 under the 1940 Act shall be presented by such Acquired Fund to the Acquiring Fund or, at its request, to its custodian, for examination no later than five business days preceding the Closing Date of such Acquired Fund, and shall be delivered, or transferred by appropriate transfer or assignment documents, by such Acquired Fund on such Closing Date to the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof.  The cash delivered, if any, shall be in the form of certified or bank cashiers checks, by bank wire payable to the order of the Acquiring Fund or such other method as agreed to by the Acquiring Fund and such Acquired Fund prior to the Closing Date.  The number of Shares of the Acquiring Fund being delivered against the securities and cash of such Acquired Fund, registered in the name of such Acquired Fund, shall be delivered to such Acquired Fund on the Closing Date.  Such Shares shall thereupon be assigned by the Acquired Fund to its respective shareholders so that the Shares of the Acquiring Fund may be distributed as provided in Section 5.

If, at the Closing Date, an Acquired Fund is unable to make delivery under this Section 8 to the Acquiring Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by such Acquired Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or such Acquired Fund’s custodian, then the delivery requirements of this Section 8 with respect to such undelivered securities or cash shall be waived and such Acquired Fund shall deliver to the Acquiring Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Acquiring Fund, together with such other documents, including a due bill or due bills and brokers’ confirmation slips as may reasonably be required by the Acquiring Fund.

9. Each Acquired Fund shall use its best efforts to discharge all its known liabilities, so far as may be possible, prior to the Closing Date with respect to such Acquired Fund.  The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves of an Acquired Fund reflected on a Statement of Assets and Liabilities of such Acquired Fund, prepared on behalf of such Acquired Fund, as of the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audit period.  The Acquiring Fund shall also assume any known or disclosed liabilities of each Acquired Fund incurred by or on behalf of such Acquired Fund specifically arising from or relating to the operations and/or transactions of such Acquired Fund prior to and including the Closing Date for such Acquired Fund which are not reflected on the Statement of Assets and Liabilities of the Acquired Fund described herein.

10. The obligations of the Acquiring Fund hereunder with respect to each Acquired Fund shall be subject to the following conditions:

A. The Board of Trustees of such Acquired Fund shall have authorized the execution of this Agreement and the shareholders of such Acquired Fund shall have approved the transactions contemplated herein, and such Acquired Fund shall have furnished to the Acquiring Fund copies of resolutions to that effect; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of such Acquired Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus (as hereinafter defined).

B. The representations and warranties of such Acquired Fund contained herein shall be true and correct at and as of the Closing Date.

C. On the Closing Date, such Acquired Fund shall have provided to the Acquiring Fund information regarding the amount of the capital loss carry-over, net operating loss, and net unrealized appreciation or depreciation, if any, with respect to such Acquired Fund as of the Closing Date.

D. A registration statement filed by the Acquiring Fund under the Securities Act of 1933 (the “1933 Act”) on Form N-14 and containing the Combined Proxy Statement/Prospectus shall have become effective under the 1933 Act.

E. The Acquiring Fund shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11C.

11. The obligations of each Acquired Fund hereunder shall be subject to the following conditions:

A. The shareholders of such Acquired Fund shall have approved the transactions contemplated by this Agreement.

B. The representations and warranties of the Acquiring Fund contained herein shall be true and correct at and as of the Closing Date.

C. The Acquired Fund shall have received an opinion from Paul, Hastings, Janofsky & Walker LLP to the effect that, subject to the representations of the Acquired Fund herein, to be delivered on the Closing Date, for federal income tax purposes:

(a) The Acquired Fund’s transfer of all of its assets and liabilities, if any, to the Acquiring Fund solely in exchange for Shares of the Acquiring Fund, followed by such Acquired Fund’s distribution of Shares of the Acquiring Fund to such Acquired Fund’s shareholders as part of the liquidation of the Acquired Fund will qualify as a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of shares of such Acquired Fund for the Shares of the Acquiring Fund (Section 354(a) of the Code);

(c) The Acquired Fund will not recognize gain or loss under the provisions of the Code upon the transfer of all of its assets and liabilities, if any, to the Acquiring Fund solely in exchange for Shares of the Acquiring Fund (Sections 361(a) and 357(a) of the Code);

(d) The Acquiring Fund will not recognize gain or loss upon its receipt of all of the Acquired Fund’s assets and liabilities, if any, solely in exchange for Shares of the Acquiring Fund (Section 1032(a) of the Code);

(e) The basis of the Shares of the Acquiring Fund received by the shareholders of the Acquired Fund will be the same as the basis in the shares of such Acquired Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

(f) The holding period of the Shares of the Acquiring Fund received in exchange for Acquired Fund shares by the shareholders of the Acquired Fund will include the period that the shareholders of such Acquired Fund held the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

(g) The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to such Acquired Fund immediately prior to the transaction (Section 362(b) of the Code); and

(h) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund (Section 1223(2) of the Code).

D. A registration statement filed by the Acquiring Fund under the 1933 Act on Form N-14 containing the Combined Proxy Statement/Prospectus shall have become effective under the 1933 Act.

12. Each Acquired Fund hereby represents and warrants to the Acquiring Fund that:

(a) Its Board of Trustees has authorized the execution of this Agreement;

(b) The financial statements of such Acquired Fund as of September 30, 2008, heretofore furnished to the Acquiring Fund, present fairly the financial position, results of operations,  changes in net assets, and total liabilities of such Acquired Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from September 30, 2008, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of such Acquired Fund, it being agreed that a decrease in the size of the Acquired Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

(c) The prospectus contained in such Acquired Fund’s registration statement under the 1940 Act and the 1933 Act, dated December 1, 2008, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act, and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such Acquired Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment thereto, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) There is no material contingent liability of such Acquired Fund and no material legal, administrative, or other proceeding or investigation pending or, to the knowledge of such Acquired Fund, threatened against the Acquired Fund, that is not reflected in such prospectus;

(e) Except as set forth in this Agreement there are no material contracts outstanding to which such Acquired Fund is a party other than those ordinary in the conduct of its business;

(f) Such Acquired Fund is a validly existing Massachusetts business trust;

(g) All federal and other tax returns and reports of such Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown as due on such returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of such Acquired Fund no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h) Such Acquired Fund has elected to be treated as a regulated investment company beginning with its first taxable year and, for each fiscal year of its operations, such Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and such Acquired Fund intends to meet such requirements with respect to its current taxable year;  such Acquired Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii) of the Code;  not more than 25 percent of the value of such Acquired Fund’s total assets is invested in the stock and securities of any one issuer (other than securities of the United States government and its agencies and instrumentalities), the stock of two or more controlled issuers in the same or similar trades or businesses or related trades or businesses, or qualified publicly traded partnerships, and not more than 50 percent of the value of such Acquired Fund’s total assets is invested in the stock and securities of five or fewer issuers;

(i) Such Acquired Fund will transfer to the Acquiring Fund assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by such Acquired Fund immediately prior to the transaction contemplated by this Agreement  (in calculating these percentages, all redemptions and distributions other than distributions required pursuant to Section 22(e) of the 1940 Act or to enable such Acquired Fund to qualify as a regulated investment company made by such Acquired Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by such Acquired Fund immediately prior to the transfer);

(j) To the knowledge of such Acquired Fund, there is no plan or intention by the shareholders of the Acquired Fund who own five percent or more of such Acquired Fund’s shares, and, to the best of the knowledge of management of such Acquired Fund, there is no plan or intention on the part of the remaining shareholders of the Acquired Fund to sell, exchange, or otherwise dispose of a number of Shares of the Acquiring Fund received in the transaction contemplated by this Agreement that would reduce such Acquired Fund’s shareholders’ ownership of Shares of the Acquiring Fund to a number of Shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of such Acquired Fund as of the Closing Date;  there are no dissenters’ rights in such transaction, and no cash will be exchanged for stock of the Acquired Funds in lieu of fractional Shares of the Acquiring Fund; and shares of the Acquired Fund and Shares of the Acquiring Fund held by a shareholder of the Acquired Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

(k) Such Acquired Fund will distribute the Shares of the Acquiring Fund and any other property it receives in the transaction contemplated by this Agreement, and its other properties, in pursuance of this Agreement;

(l) Such Acquired Fund’s liabilities assumed by the Acquiring Fund and the liabilities to which the transferred assets of such Acquired Fund are subject were incurred in the ordinary course of its business;

(m) Such Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(n) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to such Acquiring Fund, such Acquired Fund will be liquidated and dissolved under state law;

(o) The fair market value of the assets of such Acquired Fund transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by such Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject;

(p) The sum of the liabilities of such Acquired Fund to be assumed by the Acquiring Fund and the expenses of the transaction do not and will not exceed twenty percent of the fair market value of the assets of such Acquired Fund on the Closing Date.

13. The Acquiring Fund hereby represents and warrants to each Acquired Fund that:

(a) The Board of Trustees of the Acquiring Fund has authorized the execution of this Agreement and the transactions contemplated hereby, and shall furnish to each Acquired Fund copies of resolutions to that effect;

(b) The financial statements of the Acquiring Fund as of March __, 2009, heretofore furnished to such Acquired Fund, present fairly the financial position, results of operations, and changes in net assets of the Acquiring Fund, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from March __, 2009, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Acquiring Fund, it being understood that a decrease in the size of the Acquiring Fund due to a diminution in the value of its portfolio and/or redemption of its Shares, or the acquisition of the assets and liabilities of the other Acquired Fund, shall not be considered a material or adverse change;

(c) The prospectus contained in the Acquiring Fund’s registration statement under the 1940 Act and the 1933 Act, dated April __, 2009, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and the Acquiring Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment thereto, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) There is no material contingent liability of the Acquiring Fund and no material, legal, administrative, or other proceedings or investigations pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund, that is not reflected in such prospectus;

(e) Except as set forth in this Agreement there are no material contracts outstanding to which the Acquiring Fund is a party other than those ordinary in the conduct of its business and there are no outstanding options or rights to acquire its Shares;

(f) The Acquiring Fund is a validly existing Delaware statutory trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the Shares of the Acquiring Fund which the Acquiring Fund issues to the Acquired Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; and such Shares will conform to the description thereof contained in the Acquiring Fund’s registration statement, and will be duly registered under the 1933 Act and the states where registration is required; and the Acquiring Fund is duly registered under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect;

(g) The Shares of the Acquiring Fund constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

(h) The Acquiring Fund has elected to be treated as a regulated investment company and it intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company with respect to its current taxable year; the Acquiring Fund is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code;  and not more than 25 percent of the value of the Acquiring Fund’s total assets is invested in the stock and securities of any one issuer (other than securities of the United States government and its agencies and instrumentalities), and not more than 50 percent of the value of the Acquiring Fund’s total assets is invested in the stock and securities of five or fewer issuers;

(i) The Acquiring Fund has no plan or intention (i) to sell or dispose of any of the assets transferred by the Acquired Funds, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it, except in the ordinary course of business;

(j) After consummation of the transactions contemplated by the Agreement, the Acquiring Fund will continue to operate its business in a substantially unchanged manner; and

(k) Following the transactions contemplated by this Agreement, the Acquiring Fund will continue the historic business of the Acquired Funds or use a significant portion of the Acquired Funds’ historic business assets in a business.

14. Each party hereby represents to the others that:

(a)           no broker or finder has been employed by such party with respect to this Agreement or the transactions contemplated hereby;

(b)           the information concerning such party in the Combined Proxy Statement/Prospectus will not, as of its date, contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied;

(c)           this Agreement is valid, binding and enforceable against such party in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party;

(d)           the fair market value of the Shares of the Acquiring Fund received by each shareholder of the Acquired Funds will be approximately equal to the fair market value of the shares of the Acquired Funds surrendered in the exchange; and

(e)           there is no intercorporate indebtedness existing between such party and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

15. The Acquiring Fund shall prepare and file a registration statement under the 1933 Act on Form N-14 which shall contain a combined proxy statement and prospectus contemplated by Rule 145 under the 1933 Act with respect to the transactions contemplated by this Agreement and shall be accompanied by any prospectus and/or report to shareholders of the Acquiring Fund that is required to be included with the materials mailed to shareholders with respect to such transactions (collectively the “Combined Proxy Statement/Prospectus”).   Each party shall use its best efforts to have such registration statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable.

16. The obligations of each party under this Agreement shall be subject to the right of such party to abandon and terminate this Agreement without liability if any other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date (i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of any party not disclosed on the date hereof, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

17. All prior or contemporaneous agreements and representations (written or oral) are merged into this Agreement, which constitutes the entire contract among the parties hereto and may not be changed or terminated orally.

18. This Agreement may be amended, modified or supplemented in writing at any time by consent of all the parties hereto, notwithstanding approval hereof by the shareholders of the Acquired Funds; provided that no such amendment shall have a material adverse effect on the interests of the shareholders of any Acquired Fund after their approval hereof without their further approval.

19. At any time prior to the Closing Date, any party may waive compliance with any of the provisions made for its benefit contained herein by executing a written acknowledgement of such waiver.

20. Except as specified in the next sentence of this Section 20, the representations, warranties and covenants of the Acquiring Company and each Acquired Company contained in this Agreement or in any document delivered pursuant hereto or in connection herewith with respect to the reorganization of such Acquired Company shall not survive the closing of such reorganization.  The covenants of the Acquiring Company and each Acquired Company to be performed after the Closing Date with respect to the reorganization of such Acquired Company shall survive the closing of such reorganization.

21. The parties acknowledge and agree that this Agreement has been made and executed on behalf of the Acquired Funds and the Acquiring Fund and is not executed or made by the officers or Trustees of the Acquired Fund or the Acquiring Fund individually, but only as officers and Trustees under the applicable Acquired Fund’s or Acquiring Fund’s Declaration of Trust and that the obligations of each Acquired Fund and the Acquiring Fund hereunder are not binding upon any of the Trustees, officers or shareholders of the applicable Acquired Fund or the Acquiring Fund individually, but bind only the estate of the applicable Acquiring Fund or the Acquired Fund, as appropriate.

22. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to principles of conflicts of laws.

23. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

To the Acquired Funds:

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
333 South Hope Street
Los Angeles, CA 90071
Attn: Secretary

To the Acquiring Fund:

American Funds Money Market Fund
333 South Hope Street
Los Angeles, CA 90071
Attn: Secretary

24. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

THE CASH MANAGEMENT TRUST OF AMERICA

By:
Name:
Title:

THE U.S. TREASURY MONEY FUND OF AMERICA

By:
Name:
Title:

AMERICAN FUNDS MONEY MARKET FUND

By:
Name:
Title:

Appendix B

COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES

Fundamental Policies.  The following is a list of the fundamental and non-fundamental policies of the Trust and a comparison of the investment restrictions and limitations of the Trust and the Funds.

The Trust

All percentage limitations stated in the following Trust policies are considered at the time securities are purchased and are based on the Trust’s net assets unless otherwise indicated. Policies involving a maximum percentage of assets will not be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. For purposes of the following policies, “SEC” means the Securities and Exchange Commission. In managing the Trust, the Trust’s investment adviser may apply more restrictive policies than those listed below.

Fundamental Policies.  The Trust has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.
Borrowing.  The Trust may not borrow money except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.
Senior Securities.  The fund may not issue senior securities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.
Underwriting.  The fund may not underwrite the securities of other issuers except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.
Real Estate and Commodities.  The fund may not purchase or sell real estate or commodities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5.
Lending.  The fund may not make loans except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.
Concentration.  Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry or group of industries, except that the fund may invest without limitation in U.S. government securities and bank obligations.

7.	Invest for Management or Control. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies.  The following policies are nonfundamental and may be changed by the Board of Trustees of the Trust without shareholder approval.

1.	The Trust may not invest more than 10% of its net assets in securities which are not readily marketable.

2.	The Trust may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.	The Trust may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Comparison of CMTA’s Investment Policies and the Trust’s Policies

	CMTA’s Fundamental Policies	Trust Policy	Discussion of the Trust’s policy
CMTA may not:
1.
Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations – all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government.

		n/a	CMTA’s policy is not required by law.
2.
Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities.
With respect to 25% of total assets, commercial banks are excluded from this 5% limitation.

		n/a	CMTA’s policy is not required by law. However, the Trust is a diversified fund under the 1940 Act and would be required to obtain shareholder approval to change to a non-diversified fund.
3.
Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks.

		See fundamental policy 6 above.	The Trust’s policy is substantially the same as CMTA’s policy.
4.	Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days.	n/a	CMTA’s policy is not required by law.
5.	Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above.	See fundamental policy 5 above.
The Trust’s fundamental policy is less restrictive than CMTA’s fundamental policy. However, currently the Trust may not lend more than 1/3 of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

6.
Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes.

See fundamental policy 1 above.
The Trust’s fundamental policy is less restrictive than CMTA’s fundamental policy. However, currently the Trust may borrow money in amounts of up to 33-1/3% of total assets from banks for any purpose, and may borrow up to 5% of total assets from banks or other lenders for temporary purposes.

7.	Pledge more than 15% of its assets and then only to secure temporary borrowings from banks.	n/a	CMTA’s policy is not required by law.
8.	Sell securities short.	n/a	CMTA’s policy is not required by law.
9.	Invest in puts, calls, straddles, spreads or any combination thereof.	n/a	CMTA’s policy is not required by law.
10.	Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities.	n/a	CMTA’s policy is not required by law. However, see non-fundamental policies 2 and 3 of the Trust above.
11.	Engage in the underwriting of securities issued by others.	See fundamental policy 3 above.
The Trust’s fundamental policy is less restrictive than CMTA’s fundamental policy. However, currently the Trust may have underwriting commitments of only up to 25% of its assets under certain circumstances.

	CMTA’s Non-Fundamental Policies	Trust Policy	Discussion / current law for the Trust’s policy
1.	CMTA may not issue senior securities, except as permitted by the 1940 Act.	See fundamental policy 2 above.	The Trust’s policy is substantially the same as CMTA’s policy
2.	The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.	See non-fundamental policy 3 above.	The Trust’s policy is the same as CMTA’s policy.

Comparison of CTRS’s Investment Policies and the Trust’s Policies

	CTRS’s Fundamental Policies	Trust Policy	Discussion of the Trust’s policy
CTRS may not:
1.
Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS’ total assets, more than 5% of CTRS’ total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

		n/a	CTRS’s policy is not required by law. However, the Trust is a diversified fund under the 1940 Act and would be required to obtain shareholder approval to change to a non-diversified fund.
2.	Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein.	See fundamental policy 4 above.
The Trust’s policy is less restrictive than the Fund’s policy, as the 1940 Act does not prohibit the Trust from investing in real estate. However, under SEC regulations a money market fund may not invest more than 10% of its assets in illiquid investments, and real estate is generally considered illiquid.

3.
Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS’ total assets.

		See non-fundamental policy 1 above.	The Trust’s policy is substantially the same as CTRS’s policy. This limitation is not required by law to be a fundamental policy.
4.	Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities.	See fundamental policy 5 above.
The Trust’s fundamental policy is less restrictive than CMTA’s fundamental policy. However, currently the Trust may not lend more than 1/3 of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

5.	Sell securities short.	n/a	CTRS’s policy is not required by law.
6.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities.	n/a	CTRS’s policy is not required by law.
7.
Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS’ total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS’ borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS’ total assets.

See fundamental policy 1 above.
The Trust’s fundamental policy is less restrictive than CMTA’s fundamental policy. However, currently the Trust may borrow money in amounts of up to 33-1/3% of total assets from banks for any purpose, and may borrow up to 5% of total assets from banks or other lenders for temporary purposes.

8.	Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes.	n/a	CTRS’s policy is not required by law.
9.
Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS’ investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting.

See fundamental policy 3 above.
The Trust’s fundamental policy is less restrictive than CMTA’s fundamental policy. However, currently the Trust may have underwriting commitments of only up to 25% of its assets under certain circumstances.

10.	Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.	n/a	The Trust’s policy is not as restrictive as CTRS’ policy. However, see non-fundamental policies 2 and 3 of the Trust.
11.	Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs.	See fundamental policy 4 above.
The Trust’s policy is less restrictive than CTRS’s policy, and the 1940 Act does not prohibit the Trust from investing in commodities or commodity contracts. However, under SEC regulations a money market fund may not invest more than 10% of its assets in illiquid investments, and certain commodities, especially physical commodities, may be considered illiquid.

12.	Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features.	n/a	CTRS’s policy is not required by law.
13.
Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

		n/a	CTRS’s policy is not required by law.
14.	Invest more than 5% of the value of CTRS’ total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors.	n/a	CTRS’s policy is not required by law.
15.
Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration.  In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

		See fundamental policy 6 above.	The Trust’s policy is substantially the same as CTRS’ policy.

	CTRS’s Non-Fundamental Policies	Trust Policy	Discussion of the Trust’s policy
1.	CTRS may not issue senior securities, except as permitted by the 1940 Act.	See fundamental policy 2 above.	The Trust’s policy is substantially the same as CTRS’ policy.
2.	The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.	See non-fundamental policy 3 above.	The Trust’s policy is the same as CTRS’ policy.

Appendix C

SUMMARY COMPARISON OF GOVERNING DOCUMENTS AND
MASSACHUSETTS AND DELAWARE STATE LAW

The following is only a discussion of certain principal differences between the governing documents for The Cash Management Trust of America and The U.S. Treasury Money Fund of America, the Massachusetts business trusts being reorganized (each a “Fund” and together, the “Funds”), and American Funds Money Market Fund,  the acquiring Delaware statutory trust (the “Trust”), and is not a complete description of the Funds’ or the Trust’s governing documents. Further information about the Funds’ and the Trust’s current trust structure is contained in the Funds’ or the Trust’s prospectus and governing documents, respectively, and in relevant state law.

Organization and Capital Structure

The Funds are Massachusetts business trusts (each, an “MBT”). An MBT is an unincorporated business association organized under a Massachusetts statute governing business trusts (the “Massachusetts Statute”).  The Funds’ operations are governed by their Declarations of Trust (the “Funds’ Declarations”) and their By-Laws (the “Funds’ By-Laws”), as they may have been amended from time to time. The business and affairs of each Fund are managed under the supervision of its Board of Trustees.  The shares of beneficial interest of the Funds have no par value and the Funds’ Declarations authorize the issuance of an unlimited number of shares, which may be divided into separate and distinct series or classes.  These series and classes have the rights, powers and duties set forth in the Funds’ Declarations or as specified in resolutions of the Fund’s Board of Trustees.

The Trust is a Delaware statutory trust (a “DST”). A DST is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). Like an MBT, the Trust’s operations are governed by its Agreement and Declaration of Trust (the “Trust’s Declaration”) and its By-Laws (the “Trust’s By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.  The Trust’s shares of beneficial interest are issued without par value and the Trust’s Declaration authorizes the issuance of an unlimited number of shares, which may be divided into separate and distinct series or classes. These series and classes will have the rights, powers and duties set forth in the Trust’s Declaration or as specified in resolutions of the Trust’s Board of Trustees. The Trust’s series and classes are identical to those of the Fund, except that the Trust will have additional classes of shares.

Governing Law

The Massachusetts Statute is essentially a filing statute and is silent on the significant features of MBTs.  Thus, the law that governs disputes arising out of an MBT’s governing documents is largely a body of common law that has emerged over many years and is uncertain in most areas.

The Delaware Statute allows for a trust to be governed by its governing documents, but also provides specified default provisions.  Moreover, to the extent provisions in the Trust’s Declaration of Trust and By-Laws are addressed by rules and principles established under Delaware corporation law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of the Trust’s Declaration of Trust and By-Laws. Applying this body of law to the operation of the Trust should prove beneficial because these laws are extensively developed and business-oriented. In addition, Delaware’s Chancery Court is dedicated to business law matters, which means that the judges tend to be more specialized and better versed in the nuances of the law that will be applied to the Trust. These legal advantages make more certain the resolution of legal controversies and help to reduce legal costs resulting from uncertainty in the law.

Meetings of Shareholders and Voting Rights

Neither the Funds’ Declarations nor the Funds’ By-Laws require the Funds to hold an annual shareholders’ meeting. Rather, the Funds’ Boards of Trustees decide whether and when shareholder meetings will be held.  The Funds’ By-Laws provide that shareholders entitled to vote at a meeting of shareholders shall be given notice of any shareholders’ meeting not less than ten nor more than ninety days before such meeting and that any shareholders’ meeting may be adjourned to a later date without further notice.  The Funds’ By-Laws also provide that the Board of Trustees may fix a record date for a shareholders’ meeting that is not more than sixty days and not less than ten days prior to such meeting.

The Funds’ By-Laws provide that a majority of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. The Funds’ Declarations provide that shareholders are entitled to one vote for each whole share that they own, and a proportionate fractional vote for each fractional share that they hold. All shares of the Funds entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter. When a quorum is present at a meeting, a majority of the shares voted shall decide any questions and a plurality of votes shall elect a trustee, except when a larger vote is required by any provision of the Funds’ governing documents or by applicable law.  The Funds’ Declarations provide that shareholders shall have the power to vote on: (1) the election of trustees; (2) the termination of the Fund or any of its series; (3) amendments to the Funds’ Declarations; (4) the merger, consolidation or sale of assets of the Fund; (5) the re-domestication of the Fund; and (6) such additional matters relating to the Fund as may be required by law or as the Trustees may consider necessary or desirable. There is no cumulative voting in the election of trustees under the Funds’ Declarations.

Neither the Delaware Act, the DE Trust’s Declaration nor the DE Trust’s By-Laws require annual shareholders’ meetings. The DE Trust’s Declaration authorizes the calling of a shareholders’ meeting by the chairman of the Board or the trustees to take action on any matter deemed necessary or desirable by the Board of Trustees and also provides that a shareholders’ meeting shall be called by any trustee at the request of holders of 10% or more of the outstanding shares.  The DE Trust’s Declaration provides that shareholders shall be given notice of a shareholders’ meeting at least ten business days before the meeting and that a shareholders’ meeting may be adjourned to a later date without further notice to shareholders.  The DE Trust’s Declaration also provides that the Board of Trustees may fix a record date for a shareholders’ meeting that is not more than one hundred twenty days prior to such meeting.

The DE Trust’s Declaration provides one-third of the outstanding shares of the DE Trust (or a series or class, as applicable), entitled to vote at a meeting, which are present in person or represented by proxy, shall constitute a quorum at the meeting, except when there is a legal requirement for a larger quorum. The DE Trust’s Declaration provides that each full share of the DE Trust is entitled to one vote and each fractional share is entitled to a fractional vote. All shares of the DE Trust entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter.  Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast. Where a separate vote by series or class is required, these voting requirements apply to those separate votes. The DE Trust’s Declaration provides that the DE Trust’s shareholders will have the right to vote on the election of trustees in order to comply with the provisions of the 1940 Act, for the removal of trustees in compliance with the DE Trust’s Declaration, certain amendments to the DE Trust’s Declaration or as the trustees of the DE Trust may consider necessary or desirable.  There is no cumulative voting for any matter.

Liability of Shareholders

The Massachusetts Statute does not include an express provision relating to the limitation of liability of the beneficial owners of an MBT. The Funds’ Declarations provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of the Fund or the acts, obligations or affairs of the Fund. The Funds’ Declarations further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of the Fund, he or she shall not be held to any personal liability. Each Fund’s Declaration requires the Fund to indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and to reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Consistent with the Delaware Act, the Trust’s Declaration provides that no Trust shareholder, as such, shall be subject to any personal liability whatsoever to any person in connection with the property, acts, obligations or affairs of the Trust.

Liability Among Series

The Massachusetts Statute does not contain statutory provisions addressing series or class liability with respect to multi-series or multi-class investment companies. The Funds’ Declarations provide that the assets and liabilities of a particular series shall be separate from any other series. The Funds’ Declarations require all persons extending credit to, contracting with, or having any claim against a particular series of a Fund shall look only to the assets of that particular series for payment of the credit, contract or claim.

The Trust’s Declaration also provides that each series of the Trust shall be separate and distinct from any other series of the Trust and shall hold and account for the assets and liabilities belonging to any series separately from the assets and liabilities of the Trust or any other series. It further provides that each class of a series of the Trust shall be separate and distinct from any other class of that series.

Dividends and Distributions

The Funds’ Declarations provide that each shareholder of a series is entitled to receive a series’ distributions of income and capital gains in the manner, at the time and on the terms set by that Fund’s Board of Trustees. The Trust’s Declaration provides that the shareholders of any series or class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees, and that the right of the Trust’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by the Trust’s Board of Trustees pursuant to the 1940 Act. For the Funds and the Trust, dividends and distributions may be paid in cash or in kind, and the respective Boards may retain such amounts as they may deem necessary or desirable for the conduct of the Funds’ or the Trust’s affairs.

Election of Trustees; Terms; Removal

The Funds’ Declarations provide that, except in the event of death, resignation, removal, bankruptcy, adjudicated incompetence, or other incapacity each Fund trustee shall hold office until the next meeting of shareholders called for the purpose of electing trustees and until his or her successor is elected and qualified.

Under the Trust’s Declaration, each trustee of the Trust shall hold office during the existence of the Trust and until its termination unless the trustee dies, resigns, is removed, retires or is otherwise incapacitated. Under the Trust’s Declaration, any trustee may be removed, with or without cause, by the vote of two-thirds of the shares of the Trust at any meeting called for that purpose or with cause by action of two-thirds of the remaining trustees of the Trust.

There is no cumulative voting for the election of trustees of the Funds or the Trust. The governing instruments for the Funds and the Trust provide a mechanism for the respective Boards to fill vacancies.

Liability of Trustees and Officers; Indemnification

The Massachusetts Statute does not include an express provision limiting the liability of the trustees of an MBT. The Funds’ Declarations provide that no trustee, officer, employee or agent of the Fund shall be subject to any personal liability for any action or failure to act, except that the trustees are not protected from any liability to which they may be subject as a result of their bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”). It provides that claimants may only look to the property of the Fund for satisfaction of claims arising in connection with the affairs of the Fund. It further provides that if any trustee, officer, employee or agent of the Fund is made a party to any suit or proceeding to enforce any such claim, he or she shall not be held to any personal liability.

The Funds’ By-Laws provide that every person who is, or has been, a trustee or officer of the Fund shall be indemnified by the Fund to the fullest extent permitted by law. This indemnification covers all liability and expenses reasonably incurred or paid in connection with any proceeding in which he or she becomes involved because of being or having been a trustee or officer. The Funds’ By-Laws further provide, however, that no indemnification shall be provided to a trustee or officer for any liability to the Fund or the shareholders arising from Disabling Conduct and no indemnification shall be made unless a determination has been made by reasonable and fair means that the person has not engaged in Disabling Conduct.

The DE Trust’s Declaration provides that any person who is or was a trustee, officer, employee or other agent of the DE Trust shall be entitled to protection against personal liability for the obligations of the DE Trust, except for the person’s own Disabling Conduct. It further provides that, except for the person’s own Disabling Conduct, these persons shall not be responsible or liable for any act or failure to act of any other agent of the DE Trust or the DE Trust’s investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act.

The DE Trust’s Declaration requires it to indemnify, to the fullest extent permitted under applicable law, each of its trustees, former trustees, and officers, and provides that it may indemnify its employees and agents, against all liabilities and expenses actually and reasonably incurred in connection with defense or disposition of any action, suit or other proceeding. It provides that there shall be no indemnification for any action, suit or other proceeding brought by reason of a person’s own Disabling Conduct.

Preemptive, Dissenter’s and Other Rights

The Funds’ Declarations provide that the Funds’ shareholders are not entitled to any preference, preemptive, appraisal, conversion or exchange rights. The Trust’s Declaration provides that no shareholder shall have any preemptive or other right to subscribe for new or additional authorized but unissued shares or other securities issued by the Trust or any series thereof and shareholders shall have no right to demand payment for their shares or any other rights of dissenting shareholders in a transaction that normally gives rise to such rights.

Amendments to Organizational Documents

The Funds’ Declarations may be amended by a vote of a majority of the outstanding shares or by an instrument in writing signed by a majority of the trustees with the consent of the majority of outstanding shares. The Board of Trustees may amend a Fund’s Declaration without the need for a shareholder vote, in order to change the name of the Fund, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision, to establish and distinguish separate and distinct funds and classes, or if the trustees deem it necessary to conform the Fund’s Declaration to the requirements of, or to reduce or eliminate the payment of taxes by the Fund or any series thereof, under applicable federal or state laws or regulations or the requirements of the IRS. The Funds’ By-Laws may be amended or repealed, or new Funds’ By-Laws may be adopted, by the vote of shareholders or a majority of that Fund’s Board of Trustees. However, the Funds’ By-Laws may not be amended, adopted or repealed by the trustees if there is a legal requirement for a vote of shareholders.

The Trust’s Declaration may be amended or restated at any time by a majority of the Trust’s Board of Trustees. Shareholders have the right to vote on any amendment that would affect their right to vote, to change the amendment provisions of the Trust’s Declaration or as required by the 1940 Act.  The Trust’s By-Laws may be amended, restated or repealed or new By-Laws may be adopted by a majority of the Trust’s Board of Trustees.

Inspection Rights

The Funds’ By-Laws provide that the records of the Funds shall be open for inspection by shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.

The Trust’s By-Laws provide that pursuant to the Delaware Act, the trustees of the Trust shall from time to time determine whether, and to what extent, and at what time and places, and under what conditions and regulations the accounts and books of the Trust shall be open for inspection of the shareholders.

Dissolution and Termination

The Funds’ Declarations provide that each Fund or any of its series may be terminated by the affirmative vote of a majority of the shareholders of the Fund or series, as applicable or by an instrument in writing signed by a majority of the trustees of the Fund and consented to by a majority of the shares. After termination of the Fund or any series and any final distribution to shareholders, the Board of Trustees must wind up the affairs of the Fund or series.

Under the DE Trust’s Declaration, the DE Trust, or one of its series or classes, may be dissolved by the Board of Trustees at any time by written notice to the DE Trust’s, series’ or class’ shareholders. The DE Trust’s Declaration provides that when the DE Trust or one of its series has dissolved, its Board of Trustees shall pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured. The DE Trust’s Declaration further provides that any remaining assets of the dissolved DE Trust or series shall be distributed to the shareholders of the DE Trust or series, as applicable, ratably according to the number of outstanding shares of the DE Trust or series held of record by the shareholders on the dissolution distribution date.

Derivative Actions

The Fund’s Declaration does not specifically address derivative actions.

Under the Delaware Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. The Delaware Act provides that a shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the DE Trust’s governing instrument from a person who was a shareholder at the time of the transaction.  Under the Delaware Act, a shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the DE Trust’s governing instrument. The DE Trust’s Declaration provides that a shareholder may bring a derivative action on behalf of the DE Trust only if holders of at least twenty percent of the outstanding shares of the DE Trust, or an affected series or class, join in bringing the suit and the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. It provides that a pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of the action, has a material personal financial interest in the action at issue. The further provides that a trustee shall not be deemed to have a material personal financial interest in an action solely by virtue of receiving payment for serving on the Board of Trustees of the DE Trust or of one or more other investment companies with the same or an affiliated investment adviser or underwriter, the trustee was identified as a potential defendant or witness, the trustee approved the act being challenged or the trustee is a shareholder of the DE Trust.

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF EACH OF

THE CASH MANAGEMENT TRUST OF AMERICA
and
THE U.S. TREASURY MONEY FUND OF AMERICA

BY AND IN EXCHANGE FOR SHARES OF BENEFICIAL OWNERSHIP OF

AMERICAN FUNDS MONEY MARKET FUND

333 South Hope Street

Los Angeles, California 90071

1-800-xxx-xxxx

This Statement of Additional Information, relating specifically to the proposed acquisition of all of the assets of The Cash Management Trust of America (“CMTA”) and The U.S. Treasury Money Fund of America (“CTRS”)(each a “Fund” and together the “Funds”) by the American Funds Money Market Fund (the “Trust”), consists of this cover page, pro forma financial statements and the following described documents, each of which is incorporated by reference herein:

The Statement of Additional Information of the Trust dated April __, 2009;

The Statement of Additional Information of the Funds dated December 1, 2008, as supplemented to date; and

The Annual Report of the Funds for the year ended September 30, 2008, and the Semi-Annual Report of the Funds for the six months ended March 31, 2008.

This Statement of Additional Information is not a prospectus.  A Combined Proxy Statement/Prospectus dated April __, 2009, relating to the above-referenced transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the secretary of the applicable Fund or the Trust at 333 South Hope Street, Los Angeles, California 90071or by calling American Funds Service Company, toll free, at 1-800-421-0180.  This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus, and has been incorporated by reference into the Combined Proxy Statement/Prospectus.

Shown below are pro forma financial statements for the Trust at September 30, 2008, as though the proposed reorganization occurred as of that date.

The date of this Statement of Additional Information is April __ , 2009.

PRO FORMA FINANCIAL STATEMENTS

...

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2008 (Unaudited)
(dollars and shares in thousands, except per-share amounts)

	The Cash Management Trust of America	The U.S. Treasury Money Fund of America	American Funds Money Market Fund[1]	Pro Forma Adjustments	Pro Forma Combined

Assets
Investment securities, at value	$20,873,360	$3,872,458	$-		$24,745,818
cost	20,871,049	3,872,650	-		24,743,699
Cash	9,519	1,767	-		11,286
Receivables for			-
Sales of fund's shares	344,063	697,135	-		1,041,198
Other	-	2,811	-		2,811
	21,226,942	4,574,171	-	-	25,801,113

Liabilities
Purchases of investments	24,928	224,636	-		249,564
Repurchases of fund's shares	275,971	26,645	-		302,616
Other	10,925	1,045	-	-	11,970
	311,824	252,326	-	-	564,150

Net assets	$20,915,118	$4,321,845	$-	$-	$25,236,963

Net assets consist of:
Capital paid in on shares of benefical interest	$20,912,807	$4,321,875	$-		$25,234,682
Undistributed net investment income		162	-		162
Net unrealized appreciation (depreciation)	2,311	(192)	-		2,119
	$20,915,118	$4,321,845	$-	$-	$25,236,963

Net assets
Class A	$16,045,492	$4,042,805	$-		$20,088,297
Class B	549,309	-	-		549,309
Class C	692,827	-	-		692,827
Class F-1	121,984	-	-		121,984
Class F-2	591	-	-		591
Class 529-A	429,604	-	-		429,604
Class 529-B	26,598	-	-		26,598
Class 529-C	81,808	-	-		81,808
Class 529-E	26,397	-	-		26,397
Class 529-F-1	24,512	-	-		24,512
Class R1	62,850	6,586	-		69,436
Class R2	1,055,243	72,492	-		1,127,735
Class R3	963,999	64,717	-		1,028,716
Class R4	494,925	91,695	-		586,620
Class R5	338,979	43,550	-		382,529
	20,915,118	4,321,845	-		25,236,963

Shares outstanding
Class A	16,043,712	4,042,833	-		20,086,545
Class B	549,249	-	-		549,249
Class C	692,752	-	-		692,752
Class F-1	121,971	-	-		121,971
Class F-2	591	-	-		591
Class 529-A	429,557	-	-		429,557
Class 529-B	26,595	-	-		26,595
Class 529-C	81,799	-	-		81,799
Class 529-E	26,394	-	-		26,394
Class 529-F-1	24,509	-	-		24,509
Class R1	62,843	6,586	-		69,429
Class R2	1,055,126	72,492	-		1,127,618
Class R3	963,892	64,717	-		1,028,609
Class R4	494,870	91,695	-		586,565
Class R5	338,941	43,550	-		382,491
	20,912,801	4,321,873	-		25,234,674

Net asset value per share
Class A	$1.00	$1.00	$-		$1.00
Class B	1.00	-	-		1.00
Class C	1.00	-	-		1.00
Class F-1	1.00	-	-		1.00
Class F-2	1.00	-	-		1.00
Class 529-A	1.00	-	-		1.00
Class 529-B	1.00	-	-		1.00
Class 529-C	1.00	-	-		1.00
Class 529-E	1.00	-	-		1.00
Class 529-F-1	1.00	-	-		1.00
Class R1	1.00	1.00	-		1.00
Class R2	1.00	1.00	-		1.00
Class R3	1.00	1.00	-		1.00
Class R4	1.00	1.00	-		1.00
Class R5	1.00	1.00	-		1.00

[1] American Funds Money Market Fund was not in existence as of September 30, 2008.

PRO FORMA COMBINING STATEMENT OF OPERATIONS
For the year ended September 30, 2008 (Unaudited)
(dollars in thousands)

	The Cash Management Trust of America	The U.S. Treasury Money Fund of America	American Funds Money Market Fund[1]	Pro Forma Adjustments		Pro Forma Combined

Investment income:
Income:
Interest	$ 561,804	$ 29,849	$ -			$ 591,653
Fees and expenses:
Investment advisory services	$ 49,384	$ 3,928	$ -	(1,043)	(2)	$ 52,269
Distribution services	31,915	1,819	-			33,734
Transfer agent services	15,199	762	-			15,961
Administrative services	8,370	476	-			8,846
Other	4,595	417	-	-		5,012
Total fees and expenses before reimbursements/waivers	109,463	7,402	-	(1,043)		115,822
Less reimbursements/waivers of fees and expenses:
Investment advisory services	4,938	393	-			5,331
Administrative services	124	5	-			129
Class-specific fees and expenses		27	-			27
Total fees and expenses after reimbursements/waivers	104,401	6,977	-	(1,043)		110,335
Net investment income	457,403	22,872	-	1,043		481,318

Net unrealized appreciation (depreciation) on investments	2,915	(483)	-			2,432

Net increase in net assets resulting from operations	$ 460,318	$ 22,389	$ -	$ 1,043		$ 483,750

[1] American Funds Money Market Fund was not in existence as of September 30, 2008.
[2] Investment advisory services fees have been adjusted to reflect the estimated expenses of the combined entity. The investment advisory services fees have been calculated for the combined Funds based on the fee schedule from the Trust's Investment and Advisory Service Agreement with CRMC at the combined level of average net assets for the year ended September 30, 2008.

Notes to Pro Forma Combining Financial Statements
September 30, 2008

1. BASIS OF COMBINATION

The unaudited Pro Forma Combining Statement of Assets and Liabilities as of September 30, 2008 and Pro Forma Combining Statement of Operations for the twelve months ended September 30, 2008 (“Proforma Statements”) reflect the accounts of The Cash Management Trust of America (“CMTA”) and The U.S. Treasury Money Fund of America (“CTRS” and together with CMTA, “the Funds”). The Pro Forma Combining Statement of Assets and Liabilities assumes the combination was consummated after the close of business on September 30, 2008. The Pro Forma Combining Statement of Operations assumes the combination was consummated at the beginning of the fiscal year ended September 30, 2008.

The pro forma statements give effect to the proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”). The Agreement provides for the transfer to the American Funds Money Market Fund (the “Trust”) of all the assets of each of the Funds in exchange solely for shares of beneficial interest of the Trust and the assumption by the Trust of each of the Fund’s liabilities.  Each Fund will then distribute such shares to its shareholders in liquidation of the Fund. Under the terms of the Agreement, the combination will be accounted for by the method of accounting for tax-free mergers of investment companies. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the Trust and the results of operations for pre-combination periods will not be restated.

The Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. SIGNIFICANT ACCOUNTING POLICIES

The pro forma financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Net asset value – The Funds value their shares in accordance with SEC rules, using the penny-rounding method, which permits the Funds to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Funds’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

3. FEDERAL INCOME TAXATION

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

4. INVESTMENT ADVISORY SERVICES

The Trust’s Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.295% on the first $1 billion of daily net assets and declining to 0.256% on such assets in excess of $34 billion. The pro forma combined investment advisory services in the Combining Statement of Operations reflect the estimated investment advisory services fees of the Trust.

5. US TREASURY DEPARTMENT GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

Subsequent to September 30, 2008, the board of trustees for the Funds approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the Funds, the Program guarantees that in the event a fund is liquidated, each shareholder of record on September 19, 2008, will receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date each fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, are not covered under the Program to the extent that the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008. The initial term of the Program expired on December 18, 2008, and the Treasury Department had the option to extend the period of guarantee through September 18, 2009. As of March 24, 2009, the Treasury Department has elected to extend the period of guarantee through April 30, 2009. The Treasury Department hasn’t yet made a decision to extend the Program beyond April 30, 2009. The Trust will assume the obligations of each Fund under its guarantee agreement and the Treasury will continue to guarantee investors that, if the Trust is liquidated, they will receive an amount equal to $1.00 per share for the lesser of (i) each share of CMTA or CTRS held in an account as of the close of business on September 19, 2008, and (ii) each share of the Trust held in the equivalent account that shareholder had in CMTA or CTRS on the date the Trust’s net asset value falls below $0.9950.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is a joint-insured party under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will  Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 16.	Exhibits

(1)
Agreement and Declaration of Trust of the Registrant – Incorporated herein by reference from pre-effective amendment No. 1 to the registration statement on Form N-1A of the Registrant (File No. 333-157162) as filed with the Securities and Exchange Commission on March 20, 2009 (“Pre-Effective Amendment No. 1”).

(2)	By-laws of the Registrant – Incorporated herein by reference from Pre-Effective Amendment No. 1.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization and Liquidation – Filed herewith as Appendix A to the Combined Proxy Statement/Prospectus.

(5)	Instruments defining the rights of shareholders are incorporated herein by reference from the Registrant’s Agreement and Declaration of Trust and By-laws.

(6)	Investment Advisory and Service Agreement – To be filed by amendment.

(7)	Principal Underwriting Agreement, Form of Selling Group Agreement and Institutional Selling Group Agreement – To be filed by amendment.

(8)	Deferred Compensation Plan – To be filed by amendment.

(9)	Form of Global Custody Agreement – To be filed by amendment.

(10)	Forms of Plans of Distribution and Multiple Class Plan – To be filed by amendment.

(11)	Opinion of Paul, Hastings, Janofsky & Walker, LLP – To be filed by amendment.

(12)	Opinion of Paul, Hastings, Janofsky & Walker, LLP regarding tax matters – To be filed by amendment.

(13)	Form of Administrative Services Agreement, Shareholder Services Agreement and Indemnification Agreement – To be filed by Amendment.

(14)	Consent of PricewaterhouseCoopers, LLP, Independent Registered Public Accounting Firm – Filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney – Incorporated herein by reference from Pre-Effective Amendment No. 1.

(17)	Code of Ethics for The Capital Group Companies and Code of Ethics for the Registrant – To be filed by amendment.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to the be initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 24th day of March, 2009.

AMERICAN FUNDS MONEY MARKET FUND

By:  /s/ Kristine M. Nishiyama
(Kristine M. Nishiyama, President)

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below on March 24, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	President
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	/s/ Abner D. Goldstine	Trustee
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Trustee
	Laurel B. Mitchell*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	Steadman Upham*	Trustee
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

* Powers of attorney are incorporated by reference herein as Exhibit 16.